UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-CSRS CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04182

Name of Fund: BlackRock International Value Fund of BlackRock International Value Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
International Value Fund of BlackRock International Value Trust, 800 Scudders Mill Road,
Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2009

Date of reporting period: 12/31/2008

Item 1 – Report to Stockholders

EQUITIES FIXED INCOME REAL ESTATE LIQUIDITY ALTERNATIVES BLACKROCK SOLUTIONS

Semi-Annual Report

DECEMBER 31, 2008 | (UNAUDITED)

BlackRock EuroFund

BlackRock Global SmallCap Fund, Inc.

BlackRock International Value Fund

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

2 SEMI-ANNUAL REPORT

DECEMBER 31, 2008

A Letter to Shareholders

Dear Shareholder

The present time may well be remembered as one of the most tumultuous periods in financial market history. Over the past year, the bursting of the hous-

ing bubble and the resultant credit crisis swelled into an all-out global financial market meltdown that featured the collapse of storied financial firms, vola-

tile swings in the world’s financial markets and monumental government responses designed to prop up the economy and stabilize the financial system.

The US economy appeared relatively resilient through the first half of 2008, when rising food and energy prices stoked fears of inflation. The tenor changed dramatically in the second half, as inflationary pressure subsided amid plummeting oil prices, while economic pressures escalated in the midst of a rapid deterioration in consumer spending, employment and other key indicators. By period-end, the National Bureau of Economic Research had confirmed what most already knew — the United States was in a recession, which officially began in December 2007. The Federal Reserve Board

(the “Fed”), after slashing interest rates aggressively in the early months of the year, resumed that rate-cutting campaign in the fall, with the final reduc-

tion in December bringing the target federal funds rate to a record low range of between zero and 0.25% . Importantly, the central bank pledged that future policy moves to revive the global economy and financial markets would comprise primarily of nontraditional and quantitative easing measures,

such as capital injections, lending programs and government guarantees.

Against this backdrop, US equity markets experienced intense volatility, with periods of downward pressure punctuated by sharp rebounds. Declines were significant and broad-based, though smaller cap stocks posted somewhat better relative performance. Non-US stocks started off the year stronger,

but quickly lost ground as the credit crisis revealed itself to be global in nature and as the global economy turned south. Overall, domestic equities notched better results than non-US equities, reversing the prior years’ trend of international equity outperformance.

In fixed income markets, investors shunned risky assets and sought the safety and liquidity of US Treasury issues. Prices soared, while yields fell to record lows, with the Treasury sector topping all other asset classes over the reporting period. Amid spillover from historic events in the financial sector,

municipals contended with fewer market participants, lack of liquidity, a challenging funding environment and a backlog of new-issue supply, all of which contributed to the sector’s underperformance relative to taxable issues. At the same time, economic turmoil combined with dislocated credit markets and substantial technical pressures resulted in the worst year on record for the high yield market.

In all, an investor flight to safety prevailed, as evidenced in the six- and 12-month returns of the major benchmark indexes:
Total Returns as of December 31, 2008	6-month	12-month
US equities (S&P 500 Index)	(28.48)%	(37.00)%
Small cap US equities (Russell 2000 Index)	(26.94)	(33.79)
International equities (MSCI Europe, Australasia, Far East Index)	(36.41)	(43.38)
US Treasury securities (Merrill Lynch 10-Year US Treasury Index)	17.70	20.06
Taxable fixed income (Barclays Capital US Aggregate Index*)	4.07	5.24
Tax-exempt fixed income (Barclays Capital Municipal Bond Index*)	(2.49)	(2.47)
High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index*)	(25.07)	(25.88)

* Formerly a Lehman Brothers index.
Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For our most current views on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investments, and we look forward to continuing to serve you in the months and years ahead.

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Fund Summary as of December 31, 2008 BlackRock EuroFund

Portfolio Management Commentary

How did the Fund perform?
•The Fund recently changed its fiscal year end. The Fund outperformed the benchmark Morgan Stanley Capital International (“MSCI”) Europe
Index for the six-month period.

What factors influenced performance?
•Sector allocation was the primary driver of the Fund’s outperformance relative to the benchmark, while stock selection generally had a negative influence on results. In a volatile market, the Fund’s overweight exposure to defensive sectors, including telecommunication services, food, bever-
age & tobacco and pharmaceuticals, had a positive effect on returns.
Similarly, underweights in cyclical sectors, such as materials and auto-
mobiles, proved beneficial. An underweight in the financials sector, notably banks, also aided results over the period.

•The best-performing stocks within the Fund were those with defensive characteristics, and included Deutsche Telekom AG, tobacco company
British American Tobacco Plc and household product manufacturer
Unilever Plc. Elsewhere, stock selection within the insurance subsector was positive, as holdings Muenchener Reuckversicherungs AG and
Zurich Financial Services AG outperformed. A position in oil major BP Plc also proved advantageous, as did underweights in mining companies
Rio Tinto Ltd. and Xstrata Plc.

•The main sector that hindered Fund performance was financials, where bank holdings Lloyds TSB Group Plc, DnB NOR ASA and Royal Bank of

Scotland Group Plc were the most notable detractors. ING Groep NV CVA also hurt Fund returns in the sector. Other laggards included steel com-
pany ArcelorMittal, car manufacturer Peugeot SA and truck manufacturer
Volvo AB.

Describe recent portfolio activity.
•During the six months, we reduced the Fund’s exposure to the materials and energy sectors. We reinvested the proceeds from these transactions into the consumer discretionary sector, where the Fund had been sub-
stantially underweight, as well as in selected industrial names.

Describe Fund positioning at period end.
•The Fund ended the period overweight relative to the MSCI Europe
Index in industrials, healthcare and telecommunication services, and underweight in energy, information technology and consumer staples.
On a geographic basis, the Fund was overweight in Germany, Switzerland and Finland, and underweight in the United Kingdom, the Netherlands and Spain.

•Overall, we maintain a large cap bias within the Fund, favoring compa-
nies with strong balance sheets, low leverage and good earnings visibili-
ty. Specifically, we are seeking to identify companies that trade at a valu-
ation discount, with a focus on low price-to-book ratios. We believe the recent increase in valuation dispersion combined with the current market sell-off should create many attractive opportunities for value investors from here.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Expense Example

		Actual			Hypothetical[2]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	July 1, 2008	December 31, 2008	During the Period[1]	July 1, 2008	December 31, 2008	During the Period[1]
Institutional	$1,000	$620.50	$4.62	$1,000	$1,019.51	$ 5.75
Investor A	$1,000	$620.20	$5.23	$1,000	$1,018.76	$ 6.51
Investor B	$1,000	$616.10	$9.86	$1,000	$1,013.01	$12.28
Investor C	$1,000	$617.40	$8.68	$1,000	$1,014.47	$10.82
Class R	$1,000	$618.00	$8.03	$1,000	$1,015.28	$10.01

1 For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.13% for Institutional, 1.28% for Investor A, 2.42% for Investor B, 2.13% for
Investor C and 1.97% for Class R), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
2 Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.
See “Disclosure of Expenses” on page 10 for further information on how expenses were calculated.

4 SEMI-ANNUAL REPORT DECEMBER 31, 2008

BlackRock EuroFund

Total Return Based on a $10,000 Investment

1 Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge.
2 Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities, including common stock and convertible securities, of companies located in Europe. The Fund currently expects that a majority of the Fund’s assets will be invested in equity securities of companies in Western European countries, but may also invest in emerging markets in Eastern European countries.
3 This unmanaged capitalization-weighted Index is comprised of a representative sampling of large-, medium- and small-capitalization companies in developed European countries.

Performance Summary for the Period Ended December 31, 2008

				Average Annual Total Returns[4]
		1 Year		5 Years		10 Years
	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	Total Returns	charge	charge	charge	charge	charge	charge
Institutional	(37.95)%	(44.58)%	N/A	1.99%	N/A	3.08%	N/A
Investor A	(37.98)	(44.65)	(47.55)%	1.76	0.67%	2.84	2.29%
Investor B	(38.39)	(45.28)	(47.49)	0.88	0.62	2.20	2.20
Investor C	(38.26)	(45.12)	(45.60)	0.96	0.96	2.02	2.02
Class R	(38.20)	(45.02)	N/A	1.43	N/A	2.65	N/A
MSCI Europe Index	(38.83)	(46.42)	N/A	1.53	N/A	0.37	N/A

4 Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund
Performance” on page 10 for a detailed description of share classes, including any related sales charges and fees.
N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results. SEMI-ANNUAL REPORT DECEMBER 31, 2008 5

Fund Summary as of December 31, 2008 BlackRock Global SmallCap Fund, Inc.

Portfolio Management Commentary

How did the Fund perform?
•The Fund outperformed the benchmark MSCI World Small Cap Index, but underperformed the broader MSCI World Index for the six-month period.

What factors influenced performance?
•The decision to hold and increase the Fund’s cash position was highly beneficial during the period, as markets broadly registered steep declines. Security selection in the financials sector also aided perform-
ance, as Fidelity National Financial, Inc., a leading mortgage title insur-
ance company, and Scor SE, a French insurance company, were among the best performers. Other factors that added to Fund returns included an overweight in the consumer staples sector and underweights in indus-
trials, healthcare and energy. On a geographic basis, selections within
Canada and throughout most of Europe contributed positively to results.

•Among the more notable detractors for the period were security selection decisions within the industrials, health care and energy sectors.

Describe recent portfolio activity.
•During the second half of 2008, we increased the Fund’s cash holdings in an attempt to preserve value in highly turbulent markets. Only follow-
ing the market declines in October and November did we begin to put some of that cash to work again. We reduced Fund exposure to energy during the period, and modestly added to information technology (IT), healthcare and financials.

•Companies to which we added exposure included Citrix Systems, Inc.,
Blackboard, Inc., DSP Group, Inc. and Maxim Integrated Products, Inc. in
the IT sector; Merit Medical Systems, Inc., BioMarin Pharmaceuticals,
Inc. and Kissei Pharmaceutical Co., Ltd. in healthcare; and Fidelity
National Financial, Inc. in the financials sector.

•At the regional level, we added to holdings in the United States and
Japan, the latter in part to gain exposure to the Japanese yen (JPY).
Conversely, we reduced Fund exposure to the United Kingdom, Canada and Australia.

Describe Fund positioning at period end.
•We remain cautious on the state of the global equity market and the prospects for economic growth in the near term. Therefore, we continue to carry a sizable, though somewhat reduced, cash position as a defen-
sive measure.

•At period end, roughly 12.0% of the Fund was in cash. The Fund was most overweight in the IT sector, and most underweight in industrials and consumer discretionary. Geographically, the Fund was overweight in emerging markets and the United Kingdom, and underweight in the
United States, Japan and the rest of Europe.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Expense Example

		Actual			Hypothetical[2]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	July 1, 2008	December 31, 2008	During the Period[1]	July 1, 2008	December 31, 2008	During the Period[1]
Institutional	$1,000	$656.30	$4.93	$1,000	$1,019.25	$ 6.01
Investor A	$1,000	$655.30	$6.13	$1,000	$1,017.79	$ 7.48
Investor B	$1,000	$652.50	$9.75	$1,000	$1,013.40	$11.88
Investor C	$1,000	$652.40	$9.70	$1,000	$1,013.45	$11.82
Class R	$1,000	$653.50	$8.09	$1,000	$1,015.42	$ 9.86

1 For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.18% for Institutional, 1.47% for Investor A, 2.34% for Investor B, 2.33% for
Investor C and 1.94% for Class R), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
2 Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.
See “Disclosure of Expenses” on page 10 for further information on how expenses were calculated.

6 SEMI-ANNUAL REPORT DECEMBER 31, 2008

BlackRock Global SmallCap Fund, Inc.

Total Return Based on a $10,000 Investment

1 Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge.
2 The Fund invests primarily in a diversified portfolio of equity securities of small cap issuers located in various foreign countries and the United
States.
3 This unmanaged market-capitalization weighted Index is comprised of a representative sampling of stocks of large-, medium- and small-
capitalization companies in 23 countries, including the United States.
4 This unmanaged broad-based Index is comprised of small cap companies from 23 developed markets.

Performance Summary for the Period Ended December 31, 2008

				Average Annual Total Returns[5]
		1 Year		5 Years		10 Years
	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	Total Returns	charge	charge	charge	charge	charge	charge
Institutional	(34.37)%	(37.56)%	N/A	2.14%	N/A	11.13%	N/A
Investor A	(34.47)	(37.75)	(41.02)%	1.87	0.77%	10.85	10.25%
Investor B	(34.75)	(38.25)	(40.80)	1.07	0.80	10.15	10.15
Investor C	(34.76)	(38.27)	(38.83)	1.05	1.05	9.97	9.97
Class R Shares	(34.65)	(38.04)	N/A	1.54	N/A	10.59	N/A
MSCI World Index	(33.71)	(40.71)	N/A	(0.51)	N/A	(0.64)	N/A
MSCI World Small Cap Index	(36.14)	(41.88)	N/A	(0.25)	N/A	5.10	N/A

5 Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund
Performance” on page 10 for a detailed description of share classes, including any related sales charges and fees.
N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

SEMI-ANNUAL REPORT DECEMBER 31, 2008 7

Fund Summary as of December 31, 2008 BlackRock International Value Fund

Portfolio Management Commentary

How did the Fund perform?
•The Fund outperformed the benchmark MSCI Europe, Australasia, Far
East (“EAFE”) Index for the six-month period.

What factors influenced performance?
•Sector allocation was the primary driver of the Fund’s outperformance relative to the benchmark. Specifically, we took profits in the materials and energy sectors early in the period and reinvested some of the pro-
ceeds into more defensive areas of the market, such as telecommuni-
cation services, health care and consumer staples. An underweight in the financials sector, especially in banks, also benefited results.

•The best-performing stocks within the Fund were primarily large-cap, defensive names, and included food producer Unilever Plc, cosmetics manufacturer Kao Corp., telecommunication services providers Deutsche
Telekom AG and KDDI Corp. and pharmaceuticals conglomerate Takeda
Pharmaceutical Co., Ltd. Selected holdings within insurance and, earlier in the period, materials proved advantageous as well.

•Currency positioning was favorable overall, with an underweight in the
British pound having the greatest positive impact on returns. The Fund’s cash position also helped as it reduced exposure to the market’s decline over the period.

•By contrast, stock selection in the consumer discretionary sector detract-
ed from results, as consumers reigned in spending and the automobile industry was hurt by falling demand. Additionally, stock selection within utilities was disappointing as power utilities were impacted by falling oil prices. An overweight in Fortum Oyj proved most unfavorable in this area.
Stock selection in healthcare also hampered relative returns. The Fund’s regional allocation was marginally negative, as a moderate overweight exposure to emerging markets detracted.

Describe recent portfolio activity.
•During the six months, we decreased Fund exposure to the materials sector, as we acquired profits in UK-listed miners Anglo American Plc and Rio Tinto Ltd. and exited a position in coatings manufacturer Akzo
Nobel NV. We also trimmed Fund holdings in the energy sector. Key transactions included reducing positions in oil majors Royal Dutch Shell
Plc and Eni SpA and eliminating Russian energy company OAO
Gazprom. In the utilities sector, we exited positions in power utilities holdings E.ON AG and EDF Energies Nouvelles SA. We reinvested pro-
ceeds from these sales into the financials sector, predominantly in insur-
ance companies, though we also added selected banks. More recently, we boosted consumer discretionary exposure through the purchases of media companies United Business Media Ltd. and WPP Plc, and thereby reduced the extent of the Fund’s underweight position within the sector.

•Regionally, we continued to reduce the Fund’s exposure to continental
Europe in favor of Japan and selected emerging markets, including India,
Brazil and Turkey.

Describe Fund positioning at period end.
•At period end, the Fund was overweight relative to the MSCI EAFE
Index in financials, mainly through an overweight in insurance, while it remained underweight in banks. The Fund also was overweight in telecommunication services. The largest underweights were in consumer staples and consumer discretionary, as well as in utilities and informa-
tion technology. On a geographic basis, the Fund was underweight in
Europe, and overweight in Japan, Asia and selected emerging markets.

•Overall, we maintain a significant large cap bias within the Fund, with an emphasis on companies that possess strong balance sheets with low leverage, strong cash-generating business models and the ability to pass on price increases or cut costs.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Expense Example

		Actual			Hypothetical[2]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	July 1, 2008	December 31, 2008	During the Period[1]	July 1, 2008	December 31, 2008	During the Period[1]
Institutional	$1,000	$648.30	$ 4.49	$1,000	$1,019.76	$ 5.50
Investor A	$1,000	$647.30	$ 5.94	$1,000	$1,017.99	$ 7.27
Investor B	$1,000	$643.30	$10.64	$1,000	$1,012.24	$13.03
Investor C	$1,000	$643.30	$10.64	$1,000	$1,012.24	$13.03
Class R	$1,000	$645.90	$ 7.47	$1,000	$1,016.13	$ 9.15

1 For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.08% for Institutional, 1.43% for Investor A, 2.57% for Investor B, 2.57% for
Investor C and 1.80% for Class R), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
2 Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.
See “Disclosure of Expenses” on page 10 for further information on how expenses were calculated.

8 SEMI-ANNUAL REPORT DECEMBER 31, 2008

BlackRock International Value Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge.

[2]	The Fund invests primarily in stocks of companies in developed countries located outside of the United States.

[3]	This unmanaged Index measures the total returns of developed foreign stock markets in Europe, Australasia and the Far East (in US dollars).

Performance Summary for the Period Ended December 31, 2008

				Average Annual Total Returns[4]

		1 Year		5 Years		10 Years

	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	Total Returns	charge	charge	charge	charge	charge	charge

Institutional	(35.17)%	(42.77)%	N/A	1.61%	N/A	3.48%	N/A
Investor A	(35.27)	(42.92)	(45.92)%	1.34	0.25%	3.22	2.66%
Investor B	(35.67)	(43.53)	(46.02)	0.45	0.17	2.46	2.46
Investor C	(35.67)	(43.55)	(44.10)	0.45	0.45	2.42	2.42
Class R	(35.41)	(43.14)	N/A	1.04	N/A	3.00	N/A
MSCI EAFE Fund	(36.41)	(43.38)	N/A	1.66	N/A	0.80	N/A

[4]	Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 10 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

SEMI-ANNUAL REPORT

DECEMBER 31, 2008

9

About Fund Performance

•Institutional Shares are not subject to any sales charge. Institutional
Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•Investor A Shares incur a maximum initial sales charge (front-end load)
of 5.25% and a service fee of 0.25% per year (but no distribution fee).

•Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B
Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A
Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion.

•Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

•Class R Shares do not incur any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R Shares are available only to certain retirement plans.
Prior to inception, Class R Share performance results are those of the
Institutional Shares (which have no distribution or service fees) restated
to reflect Class R Share fees.

The returns for BlackRock International Value Fund’s Investor A, Investor B,
Investor C and Class R Shares prior to their respective inception dates
(June 2, 1999, October 6, 2000, October 6, 2000 and January 3, 2003,
respectively), are based upon performance of the Fund’s Institutional
Shares. The returns for Investor A, Investor B, Investor C and Class R
Shares, however, are adjusted to reflect the distribution and service
(12b-1) fees applicable to each class of shares.

Performance information reflects past performance and does not guar-
antee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a share-
holder would pay on fund distributions or the redemption of fund shares.
The Fund may charge a 2% redemption fee for sales or exchanges of shares within 30 days of purchase or exchange. Performance data does not reflect this potential fee. Figures shown in the performance tables on pages 5, 7 and 9 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of these Funds may incur the following charges:
(a) expenses related to transactions, including sales charges, redemp-
tion fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example on pages 4, 6 and 8 (which is based on a hypothetical investment of $1,000 invested on July 1, 2008 and held through December 31, 2008) is intended to assist shareholders both in calculating expenses based on an investment in the Funds and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number correspon-
ding to their share class under the heading entitled “Expenses Paid
During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’
shareholder reports.

The expenses shown in the table are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypo-
thetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

10 SEMI-ANNUAL REPORT DECEMBER 31, 2008

Portfolio Information as of December 31, 2008

BlackRock EuroFund
	Percent of		Percent of
	Long-Term		Long-Term
Ten Largest Holdings	Investments	Geographic Allocation	Investments
Vodafone Group Plc	5%	United Kingdom	28%
Nestle SA Registered Shares	4	Germany	18
BP Plc	4	Switzerland	16
Telefonica SA	4	France	16
Roche Holding AG	4	Italy	6
GlaxoSmithKline Plc	3	Finland	5
Zurich Financial Services AG	3	Spain	5
Total SA	3	Norway	3
BHP Billiton Plc	3	Luxembourg	1
British American Tobacco Plc	3	Sweden	1
		Netherlands	1

SEMI-ANNUAL REPORT

DECEMBER 31, 2008

11

Portfolio Information as of December 31, 2008 (continued)

BlackRock Global SmallCap Fund, Inc.
	Percent of		Percent of
	Long-Term		Long-Term
Ten Largest Holdings	Investments	Geographic Allocation	Investments
Cullen/Frost Bankers, Inc.	3%	United States	49%
Merit Medical Systems, Inc.	3	Japan	12
Ryanair Holdings Plc	2	United Kingdom	9
Amlin Plc	2	Germany	3
Covanta Holding Corp.	2	Canada	3
Tsumura & Co.	2	France	3
Ventas, Inc.	2	Denmark	2
j2 Global Communications, Inc.	2	Australia	2
Zoran Corp.	2	Bermuda	2
Tanger Factory Outlet Centers, Inc.	2	India	2
		Ireland	2
		Israel	1
		Cayman Islands	1
		Italy	1
		Spain	1
		Malaysia	1
		Hong Kong	1
		Netherlands	1
		Philippines	1
		South Africa	1
		Norway	1
		Singapore	1

12 SEMI-ANNUAL REPORT

DECEMBER 31, 2008

Portfolio Information as of December 31, 2008 (concluded)

BlackRock International Value Fund

	Percent of		Percent of
	Long-Term		Long-Term
Ten Largest Holdings	Investments	Geographic Allocation	Investments
Vodafone Group Plc	3%	Japan	29%
Nestle SA Registered Shares	3	United Kingdom	16
GlaxoSmithKline Plc	2	France	10
Nintendo Co., Ltd.	2	Germany	9
Zurich Financial Services AG	2	Switzerland	7
Unilever Plc	2	Australia	5
Mitsubishi UFJ Financial Group, Inc.	2	Italy	4
Total SA	2	Brazil	3
Intesa Sanpaolo SpA	2	Finland	3
Muenchener Rueckversicherungs AG Registered Shares	2	Hong Kong	3
		Singapore	3
		Russia	2
		China	1
		India	1
		Luxembourg	1
		Mexico	1
		Netherlands	1
		Norway	1
		Turkey	1

Derivative Instruments

The Funds may invest in various derivative instruments, including forward currency contracts, and other instruments specified in the Notes to
Financials Statements, which constitute forms of economic leverage.
Such instruments are used to obtain exposure to a market without own-
ing or taking physical custody of securities or to hedge market and/or interest rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the other party to the trans-
action and illiquidity of the derivative instrument. The Funds’ ability to successfully use a derivative instrument depends on the Advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Funds to sell or pur-
chase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Funds can realize on an investment or may cause the Funds to hold a security that it might otherwise sell. The Funds’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

SEMI-ANNUAL REPORT

DECEMBER 31, 2008

13

Schedule of Investments December 31, 2008 (Unaudited)				BlackRock EuroFund
			(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value	Common Stocks	Shares	Value
Finland — 5.2%			Spain — 4.5%
Fortum Oyj	313,697	$ 6,818,300	Banco Santander SA	335,352	$ 3,239,731
Nokia Oyj	297,245	4,664,478	Telefonica SA	651,249	14,699,773
Sampo Oyj	200,576	3,796,376	Total Common Stocks in Spain		17,939,504
UPM-Kymmene Oyj	427,621	5,481,559
			Sweden — 1.2%
Total Common Stocks in Finland		20,760,713	Electrolux AB	545,514	4,773,285
France — 15.5%			Total Common Stocks in Sweden		4,773,285
AXA SA	328,593	7,375,464
BNP Paribas SA	139,094	6,003,915	Switzerland — 16.0%
Bouygues	206,436	8,757,725	Credit Suisse Group AG	152,752	4,280,809
GDF Suez	194,284	9,643,683	Nestle SA Registered Shares	424,711	16,817,767
Peugeot SA	255,914	4,375,273	Novartis AG Registered Shares	190,138	9,522,387
Sanofi-Aventis	134,800	8,622,229	Roche Holding AG	91,070	14,099,195
Société Générale SA	128,291	6,508,575	The Swatch Group Ltd. Bearer Shares	32,623	4,601,065
Total SA	202,401	11,127,830	UBS AG (a)	231,304	3,365,325
			Zurich Financial Services AG	53,142	11,610,516
Total Common Stocks in France		62,414,694
			Total Common Stocks in Switzerland		64,297,064
Germany — 18.1%
Allianz AG Registered Shares	35,259	3,751,579	United Kingdom — 27.9%
Bayer AG	146,956	8,562,893	BAE Systems Plc	1,731,718	9,424,252
DaimlerChrysler AG	129,758	4,944,016	BHP Billiton Plc	565,344	10,965,187
Deutsche Post AG	477,766	8,080,758	BP Plc	2,174,986	16,789,670
Deutsche Telekom AG	537,115	8,120,798	British American Tobacco Plc	412,297	10,755,537
E.ON AG	270,719	10,630,366	GlaxoSmithKline Plc	643,818	11,973,568
GEA Group AG	343,716	5,968,695	HSBC Holdings Plc	768,787	7,524,269
MAN AG	157,033	8,808,565	Lloyds TSB Group Plc	1,271,264	2,406,150
Metro AG	126,622	5,035,566	National Grid Plc	446,971	4,416,725
Muenchener Reuckversicherungs AG			Next Plc	377,596	5,933,592
Registered Shares	59,565	9,247,325	Unilever Plc	401,247	9,216,565
			Vodafone Group Plc	9,266,010	18,973,578
Total Common Stocks in Germany		73,150,561	WPP Plc	699,130	4,088,049
Italy — 6.0%			Total Common Stocks in the United Kingdom		112,467,142
Eni SpA	370,087	8,905,639
Finmeccanica SpA	471,425	7,301,857	Total Common Stocks — 99.6%		401,195,825
Intesa Sanpaolo SpA	2,228,837	8,096,664
Total Common Stocks in Italy		24,304,160

Luxembourg — 1.3%			Rights
ArcelorMittal	217,561	5,273,538
			United Kingdom — 0.0%
Total Common Stocks in Luxembourg		5,273,538	Lloyds TSB Group Plc (b)	886,753	13
Netherlands — 1.1%			Total Rights — 0.0%		13
ING Groep NV CVA	413,488	4,550,817
			Total Long-Term Investments
Total Common Stocks in the Netherlands		4,550,817	(Cost — $482,418,596) — 99.6%		401,195,838
Norway — 2.8%
DnB NOR ASA	1,460,798	5,795,925
StatoilHydro ASA	326,965	5,468,422		Par
Total Common Stocks in Norway		11,264,347	Short-Term Securities	(000)
			Euro — 0.0%
			Time Deposit — 0.0%
			Brown Brothers Harriman & Co., 0.03%, 1/02/09	$ 80	79,896

See Notes to Financial Statements. 14 SEMI-ANNUAL REPORT DECEMBER 31, 2008

Schedule of Investments (concluded) BlackRock EuroFund
(Percentages shown are based on Net Assets)

				Beneficial
				Interest
Short-Term Securities				(000)	Value
United States — 0.1%
Money Market Fund — 0.1%
BlackRock Liquidity Series, LLC
Cash Sweep Series, 1.64% (c)(d)				$ 334	$ 334,223
Total Short—Term Securities
(Cost — $414,119) — 0.1%					414,119
Total Investments (Cost — $482,832,715*) — 99.7%					401,609,957
Other Assets Less Liabilities — 0.3%					1,154,165
Net Assets — 100.0%					$ 402,764,122

* The cost and unrealized appreciation (depreciation) of investments as of
	December 31, 2008, as computed for federal income tax purposes, were
	as follows:

	Aggregate cost				$ 486,555,416
	Gross unrealized appreciation				$ 21,707,972
	Gross unrealized depreciation				(106,653,431)
	Net unrealized depreciation				$ (84,945,459)

(a)	Non-income producing security.
(b)	The rights may be exercised until 1/09/09.
(c)	Investments in companies considered to be an affiliate of the Fund, for purposes
	of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

				Net
	Affiliate			Activity	Income
	BlackRock Liquidity Series, LLC
	Cash Sweep Series			$(8,315,988)	$140,819

(d)	Represents the current yield as of report date.

• Foreign currency exchange contracts as of December 31, 2008 were as follows:
					Unrealized
	Currency		Currency	Settlement	Appreciation
	Purchased		Sold	Date	(Depreciation)

	USD	1,222,721	GBP 847,640	1/05/09	$ 4,262
	USD	214,547	EUR 154,551	1/06/09	(214)
	Total				$ 4,048

• Currency Abbreviations:
	EUR Euro
	GBP	British Pound
	USD	US Dollar

•Effective July 1, 2008, the Fund adopted Financial Accounting Standards Board
Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”
(“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of invest-
ments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the
Fund’s own assumption used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indi-
cation of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Fund’s investments:

Valuation	Investments in	Other Financial
Inputs	Securities	Instruments*
	Assets	Assets	Liabilities
Level 1	$ 13	—	—
Level 2	401,609,944	$ 4,262	$ (214)
Level 3	—	—	—
Total	$401,609,957	$ 4,262	$ (214)
* Other financial instruments are foreign currency exchange contracts.

See Notes to Financial Statements. SEMI-ANNUAL REPORT DECEMBER 31, 2008 15

Schedule of Investments December 31, 2008 (Unaudited)				BlackRock Global SmallCap Fund, Inc.
				(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value	Common Stocks	Shares	Value
Australia — 1.8%			Hong Kong — 0.6%
Ansell Ltd.	438,200	$ 3,836,724	Clear Media Ltd. (a)	4,052,000	$ 523,816
CFS Retail Property Trust	4,740,438	6,231,285	Li Ning Co. Ltd.	2,079,700	3,276,964
Kagara Ltd. (a)	1,687,100	530,452	Shanghai Industrial Holdings Ltd.	528,800	1,218,801
Metcash Ltd.	1,077,600	3,299,365	Total Common Stocks in Hong Kong		5,019,581
Total Common Stocks in Australia		13,897,826	India — 1.4%
Bermuda — 1.5%			Cairn India Ltd. (a)	667,000	2,375,818
Lazard Ltd. Class A	214,500	6,379,230	Container Corp. of India	156,300	1,990,951
Ports Design Ltd.	1,982,300	2,418,337	Pantaloon Retail India Ltd.	262,230	1,177,926
RenaissanceRe Holdings Ltd.	56,200	2,897,672	Pantaloon Retail India Ltd. (d)	24,473	0
Total Common Stocks in Bermuda		11,695,239	United Phosphorus Ltd.	1,311,200	2,935,929
			United Spirits Ltd.	131,200	2,398,677
Brazil — 0.4%
OdontoPrev SA	128,200	1,264,408	Total Common Stocks in India		10,879,301
Santos Brasil Participacoes SA	527,400	1,447,410	Indonesia — 0.2%
Total Common Stocks in Brazil		2,711,818	Surya Citra Media Tbk PT	40,895,600	1,437,071
Canada — 2.6%			Total Common Stocks in Indonesia		1,437,071
Agnico-Eagle Mines Ltd.	121,100	6,216,063	Ireland — 1.2%
Biovail Corp.	169,800	1,604,610	Ryanair Holdings Plc (a)(c)(e)	343,896	10,000,496
DiagnoCure, Inc. (a)(b)	4,278,880	2,564,902	Total Common Stocks in Ireland		10,000,496
Eldorado Gold Corp. (a)	546,100	4,268,825
Emera, Inc.	67,500	1,213,852	Israel — 1.2%
Grande Cache Coal Corp. (a)	3,250,300	2,264,283	Frutarom	484,800	3,044,003
SXC Health Solutions Corp. (a)	124,200	2,311,362	NICE Systems Ltd. (a)(c)	292,000	6,561,240
Total Common Stocks in Canada		20,443,897	Total Common Stocks in Israel		9,605,243
Cayman Islands — 1.0%			Italy — 0.9%
Ming Fai International Holdings Ltd.	18,193,200	1,792,421	Credito Emiliano SpA	418,500	2,208,862
New Oriental Education & Technology Group (a)(c)	47,150	2,589,006	Credito Emiliano SpA (a)	73,869	380,691
Parkson Retail Group Ltd.	3,088,300	3,535,591	DiaSorin SpA	44,600	907,812
			Maire Tecnimont SpA	1,084,900	2,245,560
Total Common Stocks in the Cayman Islands		7,917,018	Milano Assicurazioni SpA	526,500	1,653,510
China — 0.4%			Total Common Stocks in Italy		7,396,435
Shenzhen Expressway Co., Ltd.	8,423,100	2,959,589
			Japan — 10.8%
Total Common Stocks in China		2,959,589	Aioi Insurance Co., Ltd.	1,128,300	5,902,345
Denmark — 1.8%			Alpine Electronics, Inc.	224,400	1,801,324
Novozymes A/S Class B	34,900	2,799,050	Asics Corp.	365,350	2,960,439
TrygVesta A/S	103,315	6,510,876	Don Quijote Co., Ltd.	205,000	4,087,066
Vestas Wind Systems A/S (a)	88,116	5,185,344	Fukuoka Financial Group, Inc.	1,511,300	6,605,862
Total Common Stocks in Denmark		14,495,270	Hisaka Works Ltd.	431,900	5,736,448
			Jupiter Telecommunications Co., Ltd.	5,635	5,865,138
Finland — 0.2%			Kissei Pharmaceutical Co., Ltd.	140,000	4,336,017
Ramirent Oyj	286,200	1,333,265	Koito Manufacturing Co., Ltd.	375,700	2,322,998
Total Common Stocks in Finland		1,333,265	Komori Corp.	223,200	2,452,916
France — 2.4%			Lion Corp.	282,300	1,527,833
Bonduelle SA	92,200	7,568,800	Nippon Building Fund, Inc.	389	4,275,797
Eurofins Scientific SA	75,325	3,742,539	Osaka Securities Exchange Co., Ltd.	1,275	5,690,695
Scor SE	352,520	8,144,418	PanaHome Corp.	506,400	2,993,235
			QP Corp.	207,900	2,844,882
Total Common Stocks in France		19,455,757	Shizuoka Gas Co. Ltd.	426,000	2,732,864
Germany — 3.0%			Suruga Bank Ltd.	185,600	1,843,865
CTS Eventim AG	51,000	1,749,686	Suzuken Co., Ltd.	75,400	2,247,831
Gerresheimer AG	195,500	5,319,669	Toho Gas Co., Ltd.	108,800	717,929
K+S AG	52,600	3,006,280	Tokyu Land Corp.	1,023,635	3,923,665
Paion AG (a)	475,886	1,020,731	Toyo Suisan Kaisha, Ltd.	41,700	1,201,644
Petrotec AG (a)	62,748	75,204	Tsumura & Co.	233,000	8,648,470
Rheinmetall AG	198,900	6,655,961	Yamada Denki Co., Ltd.	77,130	5,391,517
Symrise AG	454,400	6,360,890	Total Common Stocks in Japan		86,110,780
Total Common Stocks in Germany		24,188,421

See Notes to Financial Statements.

16 SEMI-ANNUAL REPORT DECEMBER 31, 2008

Schedule of Investments (continued)			BlackRock Global SmallCap Fund, Inc.
			(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value	Common Stocks	Shares	Value
Malaysia — 0.7%			United Kingdom — 7.7%
AirAsia Bhd (a)	14,344,700	$ 3,596,689	Afren Plc (a)	7,402,644	$ 2,797,879
Tanjong Plc	506,900	1,954,412	Amec Plc	278,800	2,012,710
Total Common Stocks in Malaysia		5,551,101	Amlin Plc	1,810,315	9,409,855
			Antofagasta Plc	164,300	1,029,193
Mexico — 0.4%			Aricom Plc (a)	5,686,000	641,111
Embotelladoras Arca SA de CV	1,816,600	3,213,828	Britvic Plc	804,300	3,080,908
Total Common Stocks in Mexico		3,213,828	Central African Mining & Exploration Co. Plc (a)	29,205,600	902,360
Netherlands — 0.6%			Charter International Plc	324,800	1,541,041
Chicago Bridge & Iron Co. NV	265,650	2,669,782	Climate Exchange Plc (a)	121,000	1,540,345
Qiagen NV (a)	113,700	2,010,961	Derwent Valley Holdings Plc	137,239	1,443,678
			EasyJet Plc (a)	297,200	1,221,779
Total Common Stocks in the Netherlands		4,680,743	Game Group Plc	917,791	1,700,545
Norway — 0.5%			Group 4 Securicor Plc	1,640,097	4,884,125
Tandberg ASA	358,200	3,947,518	Halfords Group Plc	810,900	2,852,700
Total Common Stocks in Norway		3,947,518	Hikma Pharmaceuticals Plc	825,000	4,199,324
			Intertek Group Plc	445,000	5,081,656
Philippines — 0.6%			Kesa Electricals Plc	2,635,900	3,389,599
Bank of the Philippine Islands	5,420,964	4,528,732	QinetiQ Plc	2,373,600	5,474,171
Total Common Stocks in the Philippines		4,528,732	Rexam Plc	881,300	4,510,758
Singapore — 0.5%			Rightmove Plc	418,700	1,075,675
CitySpring Infrastructure Trust	6,914,200	2,399,514	SSL International Plc	313,700	2,256,017
UOL Group Ltd.	934,600	1,454,618	Spectris Plc	49,400	381,454
Total Common Stocks in Singapore		3,854,132	Total Common Stocks in the United Kingdom		61,426,883
South Africa — 0.5%			United States — 40.8%
Massmart Holdings Ltd.	485,550	4,452,168	Abercrombie & Fitch Co. Class A	147,800	3,409,746
			Advanced Energy Industries, Inc. (a)	169,100	1,682,545
Total Common Stocks in South Africa		4,452,168	Allscripts — Misys Healthcare Solutions, Inc.	413,900	4,105,888
South Korea — 0.1%			Alpha Natural Resources, Inc. (a)	166,900	2,702,111
Hanmi Pharm Co. Ltd. (a)	11,235	982,135	American Water Works Co, Inc.	53,200	1,110,816
Total Common Stocks in South Korea		982,135	Aqua America, Inc. (e)	202,600	4,171,534
			Avista Corp.	87,000	1,686,060
Spain — 0.9%			BJ’s Restaurants, Inc. (a)	209,800	2,259,546
Bolsas y Mercados Espanoles	42,800	1,124,174	BancorpSouth, Inc.	115,800	2,705,088
Laboratorios Farmaceuticos Rovi SA	731,294	5,992,481	Bank of Hawaii Corp. (e)	74,800	3,378,716
Total Common Stocks in Spain		7,116,655	Basic Energy Services, Inc. (a)	168,500	2,197,240
Sweden — 0.1%			BioMarin Pharmaceuticals, Inc. (a)	168,800	3,004,640
Millicom International Cellular SA (c)	22,900	1,082,025	Blackboard, Inc. (a)	253,400	6,646,682
			BorgWarner, Inc.	80,500	1,752,485
Total Common Stocks in Sweden		1,082,025	Brocade Communications Systems, Inc. (a)	844,200	2,363,760
Switzerland — 0.4%			Brooks Automation, Inc. (a)	717,650	4,169,546
Barry Callebaut AG	3,100	2,029,478	Cadence Design Systems, Inc. (a)	445,200	1,629,432
Rieter Holding AG	8,400	1,376,264	Celanese Corp. Series A	204,700	2,544,421
Total Common Stocks in Switzerland		3,405,742	Chindex International Inc. (a)	237,185	1,885,621
			Ciena Corp. (a)	298,400	1,999,280
Taiwan — 0.3%			Citrix Systems, Inc. (a)	286,300	6,748,091
Taiwan Cement Corp.	2,969,000	2,453,655	Commerce Bancshares, Inc.	36,500	1,604,175
Total Common Stocks in Taiwan		2,453,655	Commercial Vehicle Group, Inc. (a)	632,900	588,597
Thailand — 0.2%			Complete Production Services, Inc. (a)	620,700	5,058,705
Mermaid Maritime PCL (a)	8,587,300	1,290,580	ComScore, Inc. (a)	319,700	4,076,175
			Covanta Holding Corp. (a)	397,000	8,718,120
Total Common Stocks in Thailand		1,290,580	Cullen/Frost Bankers, Inc.	206,500	10,465,420

See Notes to Financial Statements. SEMI-ANNUAL REPORT DECEMBER 31, 2008 17

Schedule of Investments (continued)			BlackRock Global SmallCap Fund, Inc.
			(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value	Common Stocks		Shares	Value
United States (continued)			United States (concluded)
DSP Group, Inc. (a)	801,300	$ 6,426,426	Urban Outfitters, Inc. (a)		174,950	$ 2,620,751
DealerTrack Holdings, Inc. (a)	30,600	363,834	Ventas, Inc.		253,700	8,516,709
Delta Air Lines, Inc. (a)	395,000	4,526,700	Vishay Intertechnology, Inc. (a)		551,100	1,884,762
Dick’s Sporting Goods, Inc. (a)	50,700	715,377	Vivus, Inc. (a)		445,671	2,370,970
Digital River, Inc. (a)	196,700	4,878,160	Watsco, Inc.		56,900	2,184,960
Douglas Emmett, Inc.	349,500	4,564,470	Winnebago Industries, Inc. (e)		270,650	1,632,019
Drew Industries, Inc. (a)	33,350	400,200	Zoran Corp. (a)	1,225,200		8,368,116
EXCO Resources, Inc. (e)	386,200	3,498,972	Total Common Stocks in the United States			324,591,292
Emulex Corp. (a)	394,450	2,753,261
EnergySolutions, Inc.	790,000	4,463,500	Total Common Stocks — 85.7%			682,124,196
FTI Consulting, Inc. (a)	105,300	4,704,804
Fidelity National Financial, Inc. Class A	458,100	8,131,275
First Financial Bankshares, Inc.	29,800	1,645,258
Guess?, Inc.	122,600	1,881,910	Exchange-Traded Funds
IDEX Corp.	242,450	5,855,167	United States — 1.8%
IPC The Hospitalist Co., Inc. (a)	312,900	5,266,107	iShares MSCI Hong Kong Index Fund		253,600	2,629,832
ITC Holdings Corp.	21,300	930,384	iShares MSCI Taiwan Index Fund		295,100	2,239,809
Immucor, Inc. (a)	16,900	449,202	iShares Russell 2000 Index Fund		56,200	2,768,974
Informatica Corp. (a)	313,300	4,301,609	iShares Russell Microcap Index Fund		74,450	2,371,233
Integrated Device Technology, Inc. (a)	421,250	2,363,212	KBW Bank		56,175	1,229,671
Interactive Brokers Group, Inc. Class A (a)	103,600	1,853,404	PowerShares Golden Dragon Halter USX
International Coal Group, Inc. (a)(e)	820,400	1,886,920	China Portfolio		215,300	3,218,735
Intersil Corp. Class A	629,000	5,780,510
Intrepid Potash, Inc. (a)	25,000	519,250	Total Exchange-Traded Funds — 1.8%			14,458,254
j2 Global Communications, Inc. (a)	420,450	8,425,818
J. Crew Group, Inc. (a)(e)	46,850	571,570
K-Swiss, Inc. Class A	140,000	1,596,000
LKQ Corp. (a)	402,763	4,696,217	Mutual Funds
Landstar System, Inc.	96,400	3,704,652	United States — 0.6%
Linear Technology Corp. (e)	176,450	3,903,074	CurrencyShares Japanese Yen Trust (a)		40,400	4,435,112
Marvel Entertainment, Inc. (a)	216,450	6,655,837
Maxim Integrated Products, Inc.	479,800	5,479,316	Total Mutual Funds — 0.6%			4,435,112
Melco Crown Entertainment Ltd. (a)(c)	818,450	2,594,486	Total Long-Term Investments
Mentor Graphics Corp. (a)	395,800	2,046,286	(Cost — $870,003,462) — 88.1%			701,017,562
Merit Medical Systems, Inc. (a)	574,961	10,309,051
MoSys, Inc. (a)(e)	496,650	1,042,965
The NASDAQ OMX Group, Inc. (a)	82,600	2,041,046			Par
National Instruments Corp.	34,000	828,240	Short—Term Securities		(000)
Nordson Corp.	110,150	3,556,743
Owens-Illinois, Inc. (a)	219,200	5,990,736	Australia — 0.0%
Packaging Corp. of America	324,700	4,370,462	Time Deposit — 0.0%
People’s United Financial, Inc.	334,674	5,967,237	Brown Brothers Harriman & Co., 2.97% 1/02/09	AUD	1	1,173
PetroHawk Energy Corp. (a)	359,100	5,612,733	United Kingdom — 0.0%
Phillips-Van Heusen Corp.	242,150	4,874,479	Time Deposit — 0.0%
Polycom, Inc. (a)	292,500	3,951,675	Brown Brothers Harriman & Co., 0.55% 1/02/09	GBP	2	1,516
Reinsurance Group of America, Inc.	150,600	6,448,692	Total Time Deposits — 0.0%			2,689
Silgan Holdings, Inc.	111,800	5,345,158
Steel Dynamics, Inc.	158,800	1,775,384
St. Mary Land & Exploration Co.	127,100	2,581,401
Stifel Financial Corp. (a)	26,405	1,210,669
SupportSoft, Inc. (a)	1,937,200	4,319,956
Sybase, Inc. (a)	221,825	5,494,605
Tanger Factory Outlet Centers, Inc. (e)	221,400	8,329,068
US Airways Group, Inc. (a)(e)	318,900	2,465,097

See Notes to Financial Statements. 18 SEMI-ANNUAL REPORT DECEMBER 31, 2008

Schedule of Investments (continued) BlackRock Global SmallCap Fund, Inc. (Percentages shown are based on Net Assets)

Beneficial
Short-Term Securities			Interest (000)		Value
United States — 14.3%
Money Market Funds — 14.3%
BlackRock Liquidity Series, LLC
Cash Sweep Series, 1.64% (f)(g)			USD 93,997	$ 93,997,472
BlackRock Liquidity Series, LLC
Money Market Series, 0.80% (f)(g)(h)			19,660		19,659,650
Total Money Market Funds — 14.3%					113,657,122
Total Short—Term Securities
(Cost — $113,659,811) — 14.3%				$ 113,659,811
Total Investments (Cost — $983,663,273*) — 102.4%					814,677,373
Liabilities in Excess of Other Assets — (2.4)%					(18,988,681)
Net Assets — 100.0%				$ 795,688,692

* The cost and unrealized appreciation (depreciation) of investments as of
December 31, 2008, as computed for federal income tax purposes, were as follows:

	Aggregate cost			$ 989,980,535
	Gross unrealized appreciation			$ 57,653,009
	Gross unrealized depreciation				(232,956,171)
	Net unrealized depreciation			$ (175,303,162)

(a)	Non-income producing security.
(b)	Investments in companies (whereby the Fund held 5% or more of the companies outstanding securities) that are considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

		Purchase	Sales	Realized
	Affiliate	Cost	Cost	Losses	Income
	DiagnoCure, Inc.	$364,267	—	—	—

(c)	Depositary receipts.
(d)	Security is valued in accordance with the Fund’s fair valuation policy.
(e)	Security, or a portion of security, is on loan.
(f)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Net
	Affiliate		Activity		Income
BlackRock Liquidity Series, LLC
	Cash Sweep Series		$ (55,597,745)		$1,488,549
BlackRock Liquidity Series, LLC
	Money Market Series		$(153,222,175)		$ 456,694

(g)	Represents the current yield as of report date.
(h)	Security was purchased with the cash proceeds from securities loans.

• Foreign currency exchange contracts as of December 31, 2008 were as follows:

					Unrealized
Currency		Currency		Settlement	Appreciation
Purchased			Sold	Date	(Depreciation)

EUR	229,821	USD	323,302	1/02/09	$ (3,876)
GBP	110,187	USD	159,594	1/02/09	(1,184)
HKD	602	USD	78	1/02/09	—
USD	305,328	AUD	440,322	1/02/09	(1,585)
USD	54,326	EUR	38,618	1/02/09	651
USD	320,789	GBP	463,996	1/02/09	2,817
USD	6,781	MXN	93,366	1/02/09	39
CHF	769,217	USD	730,168	1/05/09	(7,443)
EUR	15,575	USD	22,019	1/05/09	(375)
GBP	107,991	USD	155,894	1/05/09	(660)
HKD	54,919	USD	7,087	1/05/09	(1)
JPY	72,094,743	USD	795,627	1/05/09	(217)
USD	255,443	AUD	369,714	1/05/09	(2,155)
USD	86,925	EUR	61,504	1/05/09	1,455
USD	88,150	GBP	61,063	1/05/09	373
USD	424,112	ILS	1,603,190	1/05/09	(349)
USD	250,926	MXN	3,458,642	1/05/09	1,614
CHF	1,350,243	USD 1,284,013		1/06/09	(15,375)
JPY	33,064,336	USD	366,746	1/06/09	(1,943)
USD	1,074,645	JPY 96,885,786		1/06/09	5,693
USD	256,164	JPY 23,115,191		1/07/09	1,124

Total					$ (21,397)

• Currency Abbreviations:
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
MXN Mexican Peso
USD	US Dollar

•Effective July 1, 2008, the Fund adopted Financial Accounting Standards
Board Statement of Financial Accounting Standards No. 157, “Fair Value
Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional dis-
closures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the
Fund’s own assumption used in determining the fair value of investments)

See Notes to Financial Statements. SEMI-ANNUAL REPORT DECEMBER 31, 2008 19

Schedule of Investments (concluded) BlackRock Global SmallCap Fund, Inc.

The inputs or methodology used for valuing securities are not necessarily an indi-
cation of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Fund’s investments:

Valuation	Investments in	Other Financial
Inputs	Securities	Instruments*
	Assets	Assets	Liabilities
Level 1	$405,272,878	—	—
Level 2	409,404,495	$ 13,766	$ (35,163)
Level 3	—	—	—
Total	$814,677,373	$ 13,766	$ (35,163)
* Other financial instruments are foreign currency exchange contracts.

See Notes to Financial Statements. 20 SEMI-ANNUAL REPORT DECEMBER 31, 2008

Schedule of Investments December 31, 2008 (Unaudited)				BlackRock International Value Fund
				(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value	Common Stocks	Shares	Value
Australia — 4.9%			Japan — 27.9%
BHP Billiton Ltd.	610,896	$ 12,977,980	Daiichi Sankyo Co., Ltd.	437,300	$ 10,341,430
Newcrest Mining Ltd.	269,926	6,425,010	Daiwa Securities Group, Inc.	2,128,000	12,775,061
Octaviar Ltd. (a)(b)	6,244,159	44	Eisai Co., Ltd.	151,800	6,334,552
Origin Energy Ltd.	989,380	11,158,743	FUJITSU Ltd.	1,994,000	9,694,834
Telstra Corp. Ltd.	5,040,662	13,494,040	Honda Motor Co., Ltd.	404,200	8,608,930
United Group Ltd.	365,691	2,118,152	Japan Prime Realty Investment Corp.	850	2,017,690
Total Common Stocks in Australia		46,173,969	KDDI Corp.	1,957	13,973,563
			Kyocera Corp.	84,100	6,088,654
Brazil — 2.4%			Mitsubishi UFJ Financial Group, Inc.	3,130,900	19,678,172
Companhia Vale do Rio Doce			NOK Corp.	648,300	4,564,961
(Preference ‘A’ Shares) (c)	1,313,637	13,990,234	Nintendo Co., Ltd.	54,300	20,750,836
Petroleo Brasileiro SA (c)	437,860	8,936,723	Nippon Sheet Glass Co., Ltd.	3,238,000	10,720,234
Total Common Stocks in Brazil		22,926,957	Olympus Corp.	624,000	12,491,602
China — 0.5%			Panasonic Corp.	716,000	8,801,237
China Coal Energy Co.	5,500,000	4,444,853	Secom Co., Ltd.	210,700	10,872,643
			Sekisui House Ltd.	1,166,000	10,286,979
Total Common Stocks in China		4,444,853	Shin-Etsu Chemical Co., Ltd.	210,000	9,691,829
Finland — 3.0%			Sumitomo Chemical Co., Ltd.	2,002,000	6,862,948
Fortum Oyj	477,006	10,367,871	Sumitomo Corp.	1,420,300	12,597,042
Sampo Oyj	592,046	11,205,874	Sumitomo Mitsui Financial Group, Inc.	2,683	11,128,605
UPM-Kymmene Oyj	547,101	7,013,141	Takeda Pharmaceutical Co., Ltd.	328,000	17,096,118
Total Common Stocks in Finland		28,586,886	Tokio Marine Holdings, Inc.	609,600	18,062,101
			Toyota Motor Corp.	300,700	9,940,639
France — 9.2%			West Japan Railway Co.	2,624	11,956,075
AXA SA	689,185	15,469,164
BNP Paribas SA	65,772	2,839,012	Total Common Stocks in Japan		265,336,735
Bouygues	394,096	16,718,908	Luxembourg — 1.3%
GDF Suez	222,693	11,053,822	ArcelorMittal	529,219	12,827,926
Peugeot SA	379,511	6,488,368	Total Common Stocks in Luxembourg		12,827,926
Sanofi-Aventis	246,006	15,735,312
Total SA	344,523	18,941,574	Mexico — 0.8%
			America Movil, SA de CV (c)	235,969	7,312,679
Total Common Stocks in France		87,246,160
			Total Common Stocks in Mexico		7,312,679
Germany — 8.3%
Bayer AG	206,545	12,035,049	Netherlands — 0.7%
Deutsche Post AG	715,544	12,102,448	ING Groep NV CVA	602,989	6,636,451
Deutsche Telekom AG	724,620	10,955,740	Total Common Stocks in the Netherlands		6,636,451
E.ON AG	456,123	17,910,655	Norway — 1.0%
Metro AG	189,091	7,519,864	DnB NOR ASA	2,406,258	9,547,172
Muenchener Rueckversicherungs AG
Registered Shares	120,129	18,649,743	Total Common Stocks in Norway		9,547,172
Total Common Stocks in Germany		79,173,499	Russia — 1.6%
			LUKOIL (c)	146,774	4,704,107
Hong Kong — 3.4%			MMC Norilsk Nickel (c)	1,121,367	7,131,894
China Mobile Ltd.	833,500	8,456,788	Mobile Telesystems (c)	137,750	3,675,170
Henderson Land Development Co., Ltd.	3,151,000	11,785,288
Hutchison Whampoa Ltd.	2,318,000	11,701,766	Total Common Stocks in Russia		15,511,171
Total Common Stocks in Hong Kong		31,943,842	Singapore — 2.4%
			CapitaLand Ltd.	3,361,000	7,333,470
India — 1.3%			DBS Group Holdings Ltd.	1,817,000	10,702,820
ICICI Bank Ltd. (c)	631,268	12,151,909	United Overseas Bank Ltd.	561,000	5,069,775
Total Common Stocks in India		12,151,909	Total Common Stocks in Singapore		23,106,065
Italy — 3.6%			Switzerland — 7.1%
Eni SpA	633,873	15,253,289	Credit Suisse Group AG	453,982	12,722,651
Intesa Sanpaolo SpA	5,168,733	18,776,382	Nestle SA Registered Shares	668,199	26,459,439
Total Common Stocks in Italy		34,029,671	The Swatch Group Ltd. Bearer Shares	52,875	7,457,355
			Zurich Financial Services AG	93,187	20,359,587
			Total Common Stocks in Switzerland		66,999,032

See Notes to Financial Statements. SEMI-ANNUAL REPORT DECEMBER 31, 2008 21

Schedule of Investments (continued) BlackRock International Value Fund (Percentages shown are based on Net Assets)

Common Stocks		Shares	Value

Turkey — 1.2%
Turkiye Garanti Bankasi AS		6,586,161	$ 11,336,550
Total Common Stocks in Turkey			11,336,550
United Kingdom — 15.7%
BAE Systems Plc		2,693,541	14,658,628
British American Tobacco Plc		634,501	16,552,143
GlaxoSmithKline Plc		1,124,311	20,909,658
National Grid Plc		1,043,428	10,310,589
Next Plc		585,179	9,195,578
Royal Dutch Shell Plc Class B		697,513	17,680,871
Unilever Plc		883,997	20,305,238
United Business Media Ltd.		412,249	3,045,863
Vodafone Group Plc		13,435,337	27,510,914
WPP Plc		1,564,663	9,149,113
Total Common Stocks in the United Kingdom			149,318,595
Total Common Stocks — 96.3%			914,610,122

Warrants (d)
Germany — 0.6%
Deutsche Bank AG (expires 6/13/17)		951,315	5,500,028
Total Warrants — 0.6%			5,500,028

Rights
Singapore — 0.2%
DBS Group Holdings Ltd. (e)		908,500	1,891,723
Total Rights — 0.2%			1,891,723
Total Long-Term Investments
(Cost — $1,035,567,847) — 97.1%			922,001,873

		Par
Short-Term Securities		(000)
Japan — 0.3%
Time Deposit — 0.3%
Brown Brothers Harriman & Co.,
0.06% 1/02/09	JPY	285,632	3,150,937
		Beneficial
		Interest
		(000)
United States — 2.3%
Money Market Fund — 2.3%
BlackRock Liquidity Series, LLC
Cash Sweep Series, 1.64% (f)(g)	USD	21,580	21,580,225
Total Short-Term Securities
(Cost — $24,731,162) — 2.6%			24,731,162
Total Investments (Cost — $1,060,299,009*) — 99.7%			946,733,035
Other Assets Less Liabilities — 0.3%			2,617,791
Net Assets — 100.0%			$ 949,350,826

* The cost and unrealized appreciation (depreciation) of investments as of
	December 31, 2008, as computed for federal income tax purposes, were
	as follows:

	Aggregate cost					$1,069,099,452
	Gross unrealized appreciation					$ 70,277,285
	Gross unrealized depreciation					(192,643,702)
	Net unrealized depreciation					$ (122,366,417)

(a)	Non-income producing security.
(b)	Security is valued in accordance with the Fund’s fair valuation policy.
(c)	Depositary receipts.
(d)	Warrants entitle the Fund to purchase a predetermined number of shares
	of common stock and are non-income producing. The purchase price and
	number of shares are subject to adjustment under certain conditions until the
	expiration date.
(e)	The rights may be exercised until 1/20/09.
(f)	Investments in companies considered to be an affiliate of the Fund, for purposes
	of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

					Net
	Affiliate				Activity	Income
	BlackRock Liquidity Series, LLC
	Cash Sweep Series				$782,314	$263,178

(g)	Represents the current yield as of report date.

• Foreign currency exchange contracts as of December 31, 2008 were as follows:
						Unrealized
	Currency		Currency		Settlement	Appreciation
	Purchased			Sold	Date	(Depreciation)

	GBP	46,253	USD	67,469	1/02/09	$ (974)
	USD	86,146	GBP	59,705	1/05/09	321
	USD	2,011,612	JPY	181,930,199	1/05/09	4,405
	GBP	154,315	USD	225,716	1/06/09	(3,902)
	USD	501,696	EUR	361,582	1/06/09	(753)
	AUD 24,161,523		USD	16,119,360	1/30/09	667,636
	USD 16,119,360		CHF	18,274,518	1/30/09	(1,055,455)
	EUR 52,396,724		USD	75,620,000	3/23/09	(2,985,108)
	USD 56,700,000		JPY 5,055,145,200		3/23/09	836,472
	Total					$(2,537,358)

• Currency Abbreviations:
	AUD	Australian Dollar
	CHF	Swiss Franc
	EUR Euro
	GBP	British Pound
	JPY	Japanese Yen
	USD	US Dollar

See Notes to Financial Statements. 22 SEMI-ANNUAL REPORT DECEMBER 31, 2008

Schedule of Investments (concluded) BlackRock International Value Fund

•Effective July 1, 2008, the Fund adopted FAS 157 Financial Accounting Standards
Board Statement of Financial Accounting Standards No. 157, “Fair Value
Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, esta-
blishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the
Fund’s own assumption used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indi-
cation of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Fund’s investments:

Valuation	Investments in	Other Financial
Inputs	Securities	Instruments*
	Assets	Assets	Liabilities
Level 1	$ 69,031,320	—	—
Level 2	877,701,671	$ 1,508,834	$ (4,046,192)
Level 3	44	—	—
Total	$946,733,035	$ 1,508,834	$ (4,046,192)

* Other financial instruments are foreign currency exchange contracts.
The following is a reconciliation of investments for unobservable inputs (Level 3)
used in determining fair value:

Investments in
Securities
Balance, as of July 1, 2008	$ 60
Change in unrealized appreciation (depreciation)[1]	(16)
Balance, as of December 31, 2008	$ 44

[1] Included in the related net change in unrealized appreciation/depreciation on the Statement of Operations.

See Notes to Financial Statements. SEMI-ANNUAL REPORT DECEMBER 31, 2008 23

Statements of Assets and Liabilities
		BlackRock	BlackRock
	BlackRock	Global SmallCap	International
December 31, 2008 (Unaudited)	EuroFund	Fund, Inc.	Value Fund

Assets
Investments at value — unaffiliated[1,2]	$ 401,275,734	$ 698,455,349	$ 925,152,810
Investments at value — affiliated[3]	334,223	116,222,024	21,580,225
Foreign currency at value[4]	341	4,043,181	13,934
Unrealized appreciation on foreign currency exchange contracts	4,262	13,766	1,508,834
Dividends receivable	2,029,693	1,611,114	8,856,093
Investments sold receivable — unaffiliated	1,433,529	4,208,082	3,138,017
Capital shares sold receivable	98,458	1,200,158	2,052,466
Investments sold receivable — affiliated	—	383,360	—
Prepaid expenses	38,836	56,337	72,334
Securities lending income receivable — affiliated	—	34,362	—
Other assets	336,373	65	1,699,446
Total assets	405,551,449	826,227,798	964,074,159

Liabilities
Collateral at value — securities loaned	—	19,659,650	—
Unrealized depreciation on foreign currency exchange contracts	214	35,163	4,046,192
Capital shares redeemed payable	2,125,441	3,452,427	7,729,671
Investments purchased payable — unaffiliated	—	5,235,808	830,973
Investments purchased payable — affiliated	—	603,094	—
Investment advisory fees payable	247,397	553,714	575,188
Other affiliates payable	141,346	435,634	572,979
Distribution fees payable	77,236	317,716	217,090
Officer’s and Directors’ fees payable	197	368	410
Other accrued expenses payable	195,496	245,532	750,830
Total liabilities	2,787,327	30,539,106	14,723,333
Net Assets	$ 402,764,122	$ 795,688,692	$ 949,350,826

Net Assets Consist of
Institutional Shares[5]	$ 1,389,175	$ 1,601,196	—
Investor A Shares[5]	2,285,181	1,406,152	—
Investor B Shares[5]	98,472	341,938	—
Investor C Shares[5]	373,882	2,069,588	—
Class R Shares[5]	30,013	233,556	—
Paid-in capital in excess of par	605,891,131	1,101,546,031	$ 1,439,015,172
Undistributed (accumulated) net investment income (loss)	2,821,881	(6,041,546)	2,044,526
Accumulated net realized loss	(128,956,920)	(136,492,955)	(375,769,707)
Net unrealized appreciation/depreciation	(81,168,693)	(168,975,268)	(115,939,165)
Net Assets	$ 402,764,122	$ 795,688,692	$ 949,350,826

See Notes to Financial Statements.

24 SEMI-ANNUAL REPORT

DECEMBER 31, 2008

Statements of Assets and Liabilities (concluded)
		BlackRock	BlackRock
	BlackRock	Global SmallCap	International
December 31, 2008 (Unaudited)	EuroFund	Fund, Inc.	Value Fund
Net Asset Value
Institutional:
Net assets	$ 139,315,008	$ 235,193,373	$ 496,299,420
Shares outstanding	13,891,748	16,011,961	30,331,340
Net asset value	$ 10.03	$ 14.69	$ 16.36
Par value	$ 0.10	$ 0.10	—
Investor A:
Net assets	$ 225,462,422	$ 203,302,970	$ 214,254,963
Shares outstanding	22,851,808	14,061,517	13,156,257
Net asset value	$ 9.87	$ 14.46	$ 16.29
Par value	$ 0.10	$ 0.10	—
Investor B:
Net assets	$ 7,999,589	$ 47,243,235	$ 33,859,633
Shares outstanding	984,720	3,419,379	2,128,488
Net asset value	$ 8.12	$ 13.82	$ 15.91
Par value	$ 0.10	$ 0.10	—
Investor C:
Net assets	$ 27,631,698	$ 277,591,401	$ 160,244,636
Shares outstanding	3,738,817	20,695,883	10,220,323
Net asset value	$ 7.39	$ 13.41	$ 15.68
Par value	$ 0.10	$ 0.10	—
Class R:
Net assets	$ 2,355,405	$ 32,357,713	$ 44,692,174
Shares outstanding	300,126	2,335,560	2,775,647
Net asset value	$ 7.85	$ 13.85	$ 16.10
Par value	$ 0.10	$ 0.10	—
[1] Securities loaned — at value	—	$ 18,925,571	—
[2] Cost — unaffiliated	$ 482,498,492	$ 855,812,631	$ 1,038,718,784
[3] Cost — affiliated	$ 334,223	$ 127,850,642	$ 21,580,225
[4] Cost — foreign currency	$ 331	$ 4,042,321	$ 31,309
[5] Authorized shares	unlimited	100,000,000	unlimited

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

DECEMBER 31, 2008

25

Statements of Operations
		BlackRock	BlackRock
	BlackRock	Global SmallCap	International
Period Ended December 31, 2008 (Unaudited)	EuroFund	Fund, Inc.	Value Fund

Investment Income
Dividends	$ 6,442,297	$ 7,169,931	$ 15,586,304
Income — affiliated	141,229	1,489,020	263,573
Interest	—	2,497	150,533
Securities lending — affiliated	—	456,694	—
Foreign taxes withheld	(263,868)	(274,458)	(717,565)
Total income	6,319,658	8,843,684	15,282,845

Expenses
Investment advisory	2,099,907	4,392,197	4,712,034
Service — Investor A	387,764	323,456	314,630
Service and distribution — Investor B	64,048	332,733	221,930
Service and distribution — Investor C	196,759	1,801,513	992,924
Service and distribution — Class R	6,973	95,676	141,697
Transfer agent — Institutional	226,658	298,790	754,928
Transfer agent — Investor A	214,578	308,273	391,628
Transfer agent — Investor B	33,860	119,273	156,859
Transfer agent — Investor C	46,577	614,954	696,764
Transfer agent — Class R	7,962	87,549	123,145
Custodian	106,527	265,982	281,967
Accounting services	118,171	171,244	203,439
Printing	52,333	92,002	81,768
Registration	44,717	47,655	44,494
Professional	35,659	50,069	42,454
Officer and Directors	16,809	24,571	26,679
Miscellaneous	26,719	39,307	41,717
Total expenses	3,686,021	9,065,244	9,229,057
Net investment income (loss)	2,633,637	(221,560)	6,053,788

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(120,445,804)	(130,831,555)	(358,610,875)
Foreign currency	(524,781)	(819,230)	3,200,783
Options written	—	391,732	—
	(120,970,585)	(131,259,053)	(355,410,092)
Net change in unrealized appreciation/depreciation on:
Investments	(162,247,923)	(321,153,203)	(205,018,152)
Foreign currency	(240,759)	(214,785)	(3,514,020)
Options written	—	1,176,026	—
	(162,488,682)	(320,191,962)	(208,532,172)
Total realized and unrealized loss	(283,459,267)	(451,451,015)	(563,942,264)
Net Decrease in Net Assets Resulting from Operations	$ (280,825,630)	$ (451,672,575)	$ (557,888,476)

See Notes to Financial Statements.

26 SEMI-ANNUAL REPORT

DECEMBER 31, 2008

Statements of Changes in Net Assets		BlackRock EuroFund

	Six Months Ended	Period
	December 31, 2008	November 1, 2007	Year Ended
Increase (Decrease) in Net Assets:	(Unaudited)	to June 30, 2008	October 31, 2007

Operations
Net investment income	$ 2,633,637	$ 17,542,173	$ 18,580,347
Net realized gain (loss)	(120,970,585)	35,756,385	167,445,702
Net change in unrealized appreciation/depreciation	(162,488,682)	(193,407,461)	30,861,424
Net increase (decrease) in net assets resulting from operations	(280,825,630)	(140,108,903)	216,887,473

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(5,123,918)	(7,760,691)	(10,325,989)
Institutional 1	—	—	(980)
Investor A	(7,939,628)	(10,971,154)	(13,410,828)
Investor B	(154,501)	(476,846)	(1,257,875)
Investor C	(925,942)	(1,499,376)	(1,763,659)
Class R	(85,251)	(102,168)	(63,672)
Net realized gain:
Institutional	(9,250,419)	(53,283,448)	(24,978,128)
Institutional 1	—	—	(4,786)
Investor A	(15,311,220)	(81,881,064)	(34,649,059)
Investor B	(666,812)	(7,163,723)	(5,523,034)
Investor C	(2,424,044)	(14,722,261)	(5,542,809)
Class R	(184,774)	(811,896)	(171,525)
Decrease in net assets resulting from dividends and distributions to shareholders	(42,066,509)	(178,672,627)	(97,692,344)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(56,254,963)	62,480,407	10,110,593

Redemption Fee
Redemption fee	3,127	1,411	568,035

Net Assets
Total increase (decrease) in net assets	(379,143,975)	(256,299,712)	129,873,757
Beginning of period	781,908,097	1,038,207,809	908,334,052
End of period	$ 402,764,122	$ 781,908,097	$1,038,207,809
End of period undistributed net investment income	$ 2,821,881	$ 14,417,484	$ 13,415,141

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

DECEMBER 31, 2008

27

Statements of Changes in Net Assets	BlackRock Global SmallCap Fund, Inc.

	Six Months Ended
	December 31, 2008	Year Ended
Increase (Decrease) in Net Assets:	(Unaudited)	June 30, 2008

Operations
Net investment loss	$ (221,560)	$ (1,579,237)
Net realized gain (loss)	(131,259,053)	172,389,492
Net change in unrealized appreciation/depreciation	(320,191,962)	(192,879,644)
Net decrease in net assets resulting from operations	(451,672,575)	(22,069,389)

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(677,093)	(4,405,764)
Investor A	(152,149)	(2,841,827)
Investor B	—	—
Investor C	—	(1,109,414)
Class R	—	(267,273)
Net realized gain:
Institutional	(28,424,001)	(62,293,067)
Investor A	(24,273,866)	(50,446,159)
Investor B	(6,176,424)	(18,489,459)
Investor C	(34,504,639)	(80,433,774)
Class R	(3,605,420)	(6,309,511)
Decrease in net assets resulting from dividends and distributions to shareholders	(97,813,592)	(226,596,248)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	6,824,407	158,334,404

Redemption Fee
Redemption fee	18,947	41,570

Net Assets
Total decrease in net assets	(542,642,813)	(90,289,663)
Beginning of period	1,338,331,505	1,428,621,168
End of period	$ 795,688,692	$1,338,331,505
End of period accumulated net investment loss	$ (6,041,546)	$ (4,990,744)

See Notes to Financial Statements.

28 SEMI-ANNUAL REPORT

DECEMBER 31, 2008

Statements of Changes in Net Assets	BlackRock International Value Fund

	Six Months Ended
	December 31, 2008	Year Ended
Increase (Decrease) in Net Assets:	(Unaudited)	June 30, 2008

Operations
Net investment income	$ 6,053,788	$ 29,198,544
Net realized gain (loss)	(355,410,092)	119,949,094
Net change in unrealized appreciation/depreciation	(208,532,172)	(397,575,345)
Net decrease in net assets resulting from operations	(557,888,476)	(248,427,707)

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(15,053,273)	(24,308,269)
Investor A	(4,589,544)	(6,530,767)
Investor B	(505,351)	(1,130,214)
Investor C	(2,421,080)	(4,445,860)
Class R	(966,676)	(1,218,803)
Net realized gain:
Institutional	(8,534,436)	(144,017,293)
Investor A	(2,831,576)	(45,810,501)
Investor B	(515,717)	(10,160,625)
Investor C	(2,323,398)	(38,928,559)
Class R	(659,425)	(9,071,016)
Decrease in net assets resulting from dividends and distributions to shareholders	(38,400,476)	(285,621,907)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(178,429,865)	130,155,557

Redemption Fee
Redemption fee	29,947	16,463

Net Assets
Total decrease in net assets	(774,688,870)	(403,877,594)
Beginning of period	1,724,039,696	2,127,917,290
End of period	$ 949,350,826	$1,724,039,696
End of period undistributed net investment income	$ 2,044,526	$ 19,526,662

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

DECEMBER 31, 2008

29

Financial Highlights							BlackRock EuroFund

				Institutional
	Six Months
	Ended	Period
	December 31,	November 1,
	2008	2007 to		Year Ended October 31,
	(Unaudited)	June 30, 2008	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$ 18.07	$ 25.59	$ 23.02	$ 17.54	$ 15.25	$ 13.01	$ 10.80
Net investment income[1]	0.08	0.43	0.46	0.55	0.36	0.21	0.23
Net realized and unrealized gain (loss)	(7.00)	(3.61)	4.56	5.32	2.15	2.27	2.17
Net increase (decrease) from
investment operations	(6.92)	(3.18)	5.02	5.87	2.51	2.48	2.40
Dividends and distributions from:
Net investment income	(0.40)	(0.55)	(0.72)	(0.39)	(0.22)	(0.24)	(0.19)
Net realized gain	(0.72)	(3.79)	(1.74)	—	—	—	—
Total dividends and distributions	(1.12)	(4.34)	(2.46)	(0.39)	(0.22)	(0.24)	(0.19)
Redemption fee	0.00[2]	0.00[2]	0.01	0.00[2]	0.00[2]	0.00[2]	—
Net asset value, end of period	$ 10.03	$ 18.07	$ 25.59	$ 23.02	$ 17.54	$ 15.25	$ 13.01

Total Investment Return[3]
Based on net asset value	(37.95)%[4]	(13.97)%[4]	24.46%	34.03%[5]	16.52%	19.26%	22.57%

Ratios to Average Net Assets
Total expenses	1.13%[6]	1.03%[6]	1.01%	0.99%	0.99%	1.05%	1.08%
Net investment income	1.14%[6]	3.23%[6]	2.01%	2.68%	2.09%	1.50%	2.00%

Supplemental Data
Net assets, end of period (000)	$ 139,315	$ 274,010	$ 361,175	$ 330,849	$ 261,358	$ 252,580	$ 221,888
Portfolio turnover	63%	30%	63%	76%	72%	78%	64%

1 Based on average shares outstanding.
2 Amount is less than $0.01 per share.
3 Total investment returns exclude the effects of any sales charges.
4 Aggregate total investment return.
5 A portion of total investment return consisted of a payment by the previous investment advisor in order to resolve a regulatory issue relating to an investment, which increased the return by 0.21% .
6 Annualized.

See Notes to Financial Statements.

30 SEMI-ANNUAL REPORT

DECEMBER 31, 2008

Financial Highlights (continued)							BlackRock EuroFund

				Investor A
	Six Months
	Ended	Period
	December 31,	November 1,
	2008	2007 to		Year Ended October 31,
	(Unaudited)	June 30, 2008	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$ 17.78	$ 25.24	$ 22.72	$ 17.33	$ 15.07	$ 12.86	$ 10.67
Net investment income[1]	0.07	0.40	0.44	0.50	0.31	0.18	0.20
Net realized and unrealized gain (loss)	(6.89)	(3.56)	4.48	5.24	2.12	2.24	2.14
Net increase (decrease) from investment operations	(6.82)	(3.16)	4.92	5.74	2.43	2.42	2.34
Dividends and distributions from:
Net investment income	(0.37)	(0.51)	(0.67)	(0.35)	(0.17)	(0.21)	(0.15)
Net realized gain	(0.72)	(3.79)	(1.74)	—	—	—	—
Total dividends and distributions	(1.09)	(4.30)	(2.41)	(0.35)	(0.17)	(0.21)	(0.15)
Redemption fee	0.00[2]	0.00[2]	0.01	0.00[2]	0.00[2]	0.00[2]	—
Net asset value, end of period	$ 9.87	$ 17.78	$ 25.24	$ 22.72	$ 17.33	$ 15.07	$ 12.86

Total Investment Return[3]
Based on net asset value	(37.98)%[4]	(14.09)%[4]	24.29%	33.64%[5]	16.20%	18.98%	22.29%

Ratios to Average Net Assets
Total expenses	1.28%[6]	1.21%[6]	1.20%	1.24%	1.24%	1.30%	1.33%
Net investment income	0.97%[6]	3.07%[6]	1.92%	2.49%	1.84%	1.24%	1.78%

Supplemental Data
Net assets, end of period (000)	$ 225,462	$ 427,206	$ 550,341	$ 453,104	$ 312,606	$ 296,757	$ 280,223
Portfolio turnover	63%	30%	63%	76%	72%	78%	64%

1 Based on average shares outstanding.
2 Amount is less than $0.01 per share.
3 Total investment returns exclude the effects of sales charges.
4 Aggregate total investment return.
5 A portion of total investment return consisted of a payment by the previous investment advisor in order to resolve a regulatory issue relating to an investment, which increased the return by 0.21% .
6 Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

DECEMBER 31, 2008

31

Financial Highlights (continued)							BlackRock EuroFund

				Investor B
	Six Months
	Ended	Period
	December 31,	November 1,
	2008	2007 to		Year Ended October 31,
	(Unaudited)	June 30, 2008	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$ 14.70	$ 21.49	$ 19.59	$ 14.99	$ 13.08	$ 11.18	$ 9.25
Net investment income (loss)[1]	(0.01)	0.19	0.17	0.30	0.16	0.03	0.10
Net realized and unrealized gain (loss)	(5.68)	(2.94)	3.86	4.54	1.84	1.99	1.85
Net increase (decrease) from investment operations	(5.69)	(2.75)	4.03	4.84	2.00	2.02	1.95
Dividends and distributions from:
Net investment income	(0.17)	(0.25)	(0.40)	(0.24)	(0.09)	(0.12)	(0.02)
Net realized gain	(0.72)	(3.79)	(1.74)	—	—	—	—
Total dividends and distributions	(0.89)	(4.04)	(2.14)	(0.24)	(0.09)	(0.12)	(0.02)
Redemption fee	0.00[2]	0.00[2]	0.01	0.00[2]	0.00[2]	0.00[2]	—
Net asset value, end of period	$ 8.12	$ 14.70	$ 21.49	$ 19.59	$ 14.99	$ 13.08	$ 11.18

Total Investment Return[3]
Based on net asset value	(38.39)%[4]	(14.61)%[4]	23.12%	32.63%[5]	15.28%	18.14%	21.19%

Ratios to Average Net Assets
Total expenses	2.42%[6]	2.10%[6]	2.12%	2.01%	2.01%	2.09%	2.12%
Net investment income (loss)	(0.16)%[6]	1.77%[6]	0.98%	1.73%	1.06%	0.23%	0.98%

Supplemental Data
Net assets, end of period (000)	$ 8,000	$ 19,943	$ 42,829	$ 62,273	$ 103,836	$ 132,725	$ 96,395
Portfolio turnover	63%	30%	63%	76%	72%	78%	64%

1 Based on average shares outstanding.
2 Amount is less than $0.01 per share.
3 Total investment returns exclude the effects of sales charges.
4 Aggregate total investment return.
5 A portion of total investment return consisted of a payment by the previous investment advisor in order to resolve a regulatory issue relating to an investment, which increased the return by 0.21% .
6 Annualized.

See Notes to Financial Statements.

32 SEMI-ANNUAL REPORT

DECEMBER 31, 2008

Financial Highlights (continued)							BlackRock EuroFund

				Investor C
	Six Months
	Ended	Period
	December 31,	November 1,
	2008	2007 to		Year Ended October 31,
	(Unaudited)	June 30, 2008	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$ 13.67	$ 20.42	$ 18.86	$ 14.47	$ 12.64	$ 10.83	$ 9.00
Net investment income[1]	0.01	0.22	0.21	0.29	0.15	0.02	0.09
Net realized and unrealized gain (loss)	(5.30)	(2.79)	3.63	4.36	1.78	1.92	1.81
Net increase (decrease) from investment operations	(5.29)	(2.57)	3.84	4.65	1.93	1.94	1.90
Dividends and distributions from:
Net investment income	(0.27)	(0.39)	(0.55)	(0.26)	(0.10)	(0.13)	(0.07)
Net realized gain	(0.72)	(3.79)	(1.74)	—	—	—	—
Total dividends and distributions	(0.99)	(4.18)	(2.29)	(0.26)	(0.10)	(0.13)	(0.07)
Redemption fee	0.00[2]	0.00[2]	0.01	0.00[2]	0.00[2]	0.00[2]	—
Net asset value, end of period	$ 7.39	$ 13.67	$ 20.42	$ 18.86	$ 14.47	$ 12.64	$ 10.83

Total Investment Return[3]
Based on net asset value	(38.26)%[4]	(14.57)%[4]	23.26%	32.57%[5]	15.33%	18.06%	21.29%

Ratios to Average Net Assets
Total expenses	2.13%[6]	2.01%[6]	2.00%	2.01%	2.02%	2.08%	2.12%
Net investment income	0.13%[6]	2.21%[6]	1.11%	1.71%	1.05%	0.20%	0.99%

Supplemental Data
Net assets, end of period (000)	$ 27,632	$ 56,909	$ 79,355	$ 60,160	$ 44,881	$ 44,166	25,134
Portfolio turnover	63%	30%	63%	76%	72%	78%	64%

1 Based on average shares outstanding.
2 Amount is less than $0.01 per share.
3 Total investment returns exclude the effects of sales charges.
4 Aggregate total investment return.
5 A portion of total investment return consisted of a payment by the previous investment advisor in order to resolve a regulatory issue relating to an investment, which increased the return by 0.21% .
6 Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

DECEMBER 31, 2008

33

Financial Highlights (concluded)						BlackRock EuroFund

				Class R
	Six Months						Period
	Ended	Period					January 3,
	December 31,	November 1,					2003[1] to
				Year Ended October 31,
	2008	2007 to					October 31,
	(Unaudited)	June 30, 2008	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$ 14.50	$ 21.45	$ 19.74	$ 15.14	$ 13.23	$ 11.32	$ 9.67
Net investment income[2]	0.01	0.29	0.29	0.41	0.18	0.33	0.25
Net realized and unrealized gain (loss)	(5.61)	(2.97)	3.80	4.55	1.93	1.82	1.40
Net increase (decrease) from investment operations	(5.60)	(2.68)	4.09	4.96	2.11	2.15	1.65
Dividends and distributions from:
Net investment income	(0.33)	(0.48)	(0.65)	(0.36)	(0.20)	(0.24)	—
Net realized gain	(0.72)	(3.79)	(1.74)	—	—	—	—
Total dividends and distributions	(1.05)	(4.27)	(2.39)	(0.36)	(0.20)	(0.24)	—
Redemption fee	0.00[3]	0.00[3]	0.01	0.00[3]	0.00[3]	0.00[3]	—
Net asset value, end of period	$ 7.85	$ 14.50	$ 21.45	$ 19.74	$ 15.14	$ 13.23	$ 11.32

Total Investment Return
Based on net asset value	(38.20)%[4]	(14.39)%[4]	23.60%	33.36%[5]	16.01%	19.22%	17.06%[4]

Ratios to Average Net Assets
Total expenses	1.97%[6]	1.72%[6]	1.71%	1.49%	1.48%	1.35%	1.58%[6]
Net investment income	0.27%[6]	2.73%[6]	1.48%	2.30%	1.10%	2.51%	1.50%[6]

Supplemental Data
Net assets, end of period (000)	$ 2,355	$ 3,840	$ 4,509	$ 1,948	$ 823	$ 104	—[7]
Portfolio turnover	63%	30%	63%	76%	72%	78%	64%

1 Commencement of operations.
2 Based on average shares outstanding.
3 Amount is less than $0.01 per share.
4 Aggregate total investment return.
5 A portion of total investment return consisted of a payment by the previous investment advisor in order to resolve a regulatory issue relating to an investment, which increased the return by 0.21% .
6 Annualized.
7 Amount is less than $1,000.

See Notes to Financial Statements.

34 SEMI-ANNUAL REPORT

DECEMBER 31, 2008

Financial Highlights					BlackRock Global SmallCap Fund, Inc.

			Institutional

	Six Months
	Ended
	December 31, 2008		Year Ended June 30,

	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$ 24.45	$ 29.24	$ 25.77	$ 23.62	$ 20.77	$ 16.85

Net investment income[1]	0.05	0.12	0.11	0.08	0.14	0.16
Net realized and unrealized gain (loss)	(8.01)[2]	(0.30)[2]	6.37[2]	3.79[2]	2.79[2]	4.01

Net increase (decrease) from investment operations	(7.96)	(0.18)	6.48	3.87	2.93	4.17

Dividends and distributions from:
Net investment income	(0.04)	(0.32)	—	(0.03)	(0.08)	(0.25)
Net realized gain	(1.76)	(4.29)	(3.01)	(1.69)	—	—

Total dividends and distributions	(1.80)	(4.61)	(3.01)	(1.72)	(0.08)	(0.25)

Net asset value, end of period	$ 14.69	$ 24.45	$ 29.24	$ 25.77	$ 23.62	$ 20.77

Total Investment Return[3]

Based on net asset value	(34.37)%[4]	(1.08)%	28.15%	16.80%	14.23%	24.92%

Ratios to Average Net Assets

Total expenses	1.18%[5]	1.12%	1.15%	1.22%	1.17%	1.19%

Net investment income	0.53%[5]	0.46%	0.42%	0.31%	0.63%	0.81%

Supplemental Data

Net assets, end of period (000)	$ 235,193	$ 399,802	$ 411,767	$ 352,779	$ 426,718	$ 319,509

Portfolio turnover	65%	97%	95%	96%	97%	181%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.01 per share.

[3]	Total investment returns exclude the effects of any sales charges.

[4]	Aggregate total investment return.

[5]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

DECEMBER 31, 2008

35

Financial Highlights (continued)				BlackRock Global SmallCap Fund, Inc.

			Investor A
	Six Months
	Ended
	December 31, 2008		Year Ended June 30,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 24.10	$ 28.85	$ 25.50	$ 23.39	$ 20.59	$ 16.70
Net investment income[1]	0.02	0.05	0.04	0.02	0.09	0.10
Net realized and unrealized gain (loss)	(7.89)[2]	(0.30)[2]	6.29[2]	3.75[2]	2.77[2]	3.98
Net increase (decrease) from investment operations	(7.87)	(0.25)	6.33	3.77	2.86	4.08
Dividends and distributions from:
Net investment income	(0.01)	(0.25)	—	—	(0.06)	(0.19)
Net realized gain	(1.76)	(4.25)	(2.98)	(1.66)	—	—
Total dividends and distributions	(1.77)	(4.50)	(2.98)	(1.66)	(0.06)	(0.19)
Net asset value, end of period	$ 14.46	$ 24.10	$ 28.85	$ 25.50	$ 23.39	$ 20.59

Total Investment Return[3]
Based on net asset value	(34.47)%[4]	(1.36)%	27.78%	16.51%	13.96%	24.60%

Ratios to Average Net Assets
Total expenses	1.47%[5]	1.40%	1.42%	1.46%	1.42%	1.45%
Net investment income	0.24%[5]	0.19%	0.15%	0.09%	0.39%	0.48%

Supplemental Data
Net assets, end of period (000)	$ 203,303	$ 330,282	$ 334,022	$ 282,971	$ 218,687	$ 160,373
Portfolio turnover	65%	97%	95%	96%	97%	181%

[1] Based on average shares outstanding.
[2] Includes a redemption fee, which is less than $0.01 per share.
[3] Total investment returns exclude the effects of sales charges.
[4] Aggregate total investment return.
[5] Annualized.

See Notes to Financial Statements.

36 SEMI-ANNUAL REPORT

DECEMBER 31, 2008

Financial Highlights (continued)				BlackRock Global SmallCap Fund, Inc.

			Investor B
	Six Months
	Ended
	December 31, 2008		Year Ended June 30,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 23.13	$ 27.71	$ 24.67	$ 22.76	$ 20.12	$ 16.30
Net investment loss[1]	(0.06)	(0.17)	(0.16)	(0.18)	(0.09)	(0.06)
Net realized and unrealized gain (loss)	(7.56)[2]	(0.27)[2]	6.06[2]	3.65[2]	2.73[2]	3.90
Net increase (decrease) from investment operations	(7.62)	(0.44)	5.90	3.47	2.64	3.84
Dividends and distributions from:
Net investment income	—	—	—	—	—	(0.02)
Net realized gain	(1.69)	(4.14)	(2.86)	(1.56)	—	—
Total dividends and distributions	(1.69)	(4.14)	(2.86)	(1.56)	—	(0.02)
Net asset value, end of period	$ 13.82	$ 23.13	$ 27.71	$ 24.67	$ 22.76	$ 20.12

Total Investment Return[3]
Based on net asset value	(34.75)%[4]	(2.14)%	26.79%	15.60%	13.12%	23.55%

Ratios to Average Net Assets
Total expenses	2.34%[5]	2.21%	2.21%	2.24%	2.21%	2.23%
Net investment income	(0.64)%[5]	(0.68)%	(0.66)%	(0.72)%	(0.40)%	(0.33)%

Supplemental Data
Net assets, end of period (000)	$ 47,243	$ 91,693	$ 130,954	$ 142,522	$ 152,598	$ 149,575
Portfolio turnover	65%	97%	95%	96%	97%	181%

1 Based on average shares outstanding.
2 Includes a redemption fee, which is less than $0.01 per share.
3 Total investment returns exclude the effects of sales charges.
4 Aggregate total investment return.
5 Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

DECEMBER 31, 2008

37

Financial Highlights (continued)				BlackRock Global SmallCap Fund, Inc.

			Investor C
	Six Months
	Ended
	December 31, 2008		Year Ended June 30,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 22.50	$ 27.15	$ 24.25	$ 22.40	$ 19.81	$ 16.07
Net investment loss[1]	(0.05)	(0.16)	(0.16)	(0.17)	(0.08)	(0.05)
Net realized and unrealized gain (loss)	(7.35)[2]	(0.28)[2]	5.94[2]	3.59[2]	2.67[2]	3.83
Net increase (decrease) from investment operations	(7.40)	(0.44)	5.78	3.42	2.59	3.78
Dividends and distributions from:
Net investment income	—	(0.06)	—	—	(0.00)[3]	(0.04)
Net realized gain	(1.69)	(4.15)	(2.88)	(1.57)	—	—
Total dividends and distributions	(1.69)	(4.21)	(2.88)	(1.57)	(0.00)[3]	(0.04)
Net asset value, end of period	$ 13.41	$ 22.50	$ 27.15	$ 24.25	$ 22.40	$ 19.81

Total Investment Return[4]
Based on net asset value	(34.76)%[5]	(2.19)%	26.79%	15.62%	13.08%	23.57%

Ratios to Average Net Assets
Total expenses	2.33%[6]	2.21%	2.21%	2.25%	2.21%	2.23%
Net investment loss	(0.61)%[6]	(0.64)%	(0.63)%	(0.69)%	(0.40)%	(0.27)%

Supplemental Data
Net assets, end of period (000)	$ 277,591	$ 470,280	$ 518,216	$ 418,363	$ 331,059	$ 218,841
Portfolio turnover	65%	97%	95%	96%	97%	181%

1 Based on average shares outstanding.
2 Includes a redemption fee, which is less than $0.01 per share.
3 Amount is less than $(0.01) per share.
4 Total investment returns exclude the effects of sales charges.
5 Aggregate total investment return.
6 Annualized.

See Notes to Financial Statements.

38 SEMI-ANNUAL REPORT

DECEMBER 31, 2008

Financial Highlights (concluded)					BlackRock Global SmallCap Fund, Inc.

			Class R
	Six Months
	Ended
	December 31, 2008		Year Ended June 30,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 23.18	$ 27.94	$ 24.83	$ 22.85	$ 20.16	$ 16.42
Net investment income (loss)[1]	(0.02)	(0.05)	(0.04)	(0.03)	0.04	0.16
Net realized and unrealized gain (loss)	(7.58)[2]	(0.30)[2]	6.10[2]	3.65[2]	2.70[2]	3.82
Net increase (decrease) from investment operations	(7.60)	(0.35)	6.06	3.62	2.74	3.98
Dividends and distributions from:
Net investment income	—	(0.20)	—	—	(0.05)	(0.24)
Net realized gain	(1.73)	(4.21)	(2.95)	(1.64)	—	—
Total dividends and distributions	(1.73)	(4.41)	(2.95)	(1.64)	(0.05)	(0.24)
Net asset value, end of period	$ 13.85	$ 23.18	$ 27.94	$ 24.83	$ 22.85	$ 20.16

Total Investment Return
Based on net asset value	(34.65)%[3]	(1.77)%	27.42%	16.22%	13.67%	24.42%

Ratios to Average Net Assets
Total expenses	1.94%[4]	1.81%	1.73%	1.71%	1.65%	1.63%
Net investment income (loss)	(0.21)%[4]	(0.20)%	(0.15)%	(0.11)%	0.19%	0.83%

Supplemental Data
Net assets, end of period (000)	$ 32,358	$ 46,275	$ 33,662	$ 23,568	$ 12,212	$ 4,179
Portfolio turnover	65%	97%	95%	96%	97%	181%

1 Based on average shares outstanding.
2 Includes a redemption fee, which is less than $0.01 per share.
3 Aggregate total investment return.
4 Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

DECEMBER 31, 2008

39

Financial Highlights				BlackRock International Value Fund

			Institutional
	Six Months
	Ended
	December 31, 2008		Year Ended June 30,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 26.00	$ 34.48	$ 30.55	$ 26.41	$ 23.54	$ 18.03
Net investment income[1]	0.14	0.55	0.71	0.56	0.52	0.31
Net realized and unrealized gain (loss)	(9.15)[2]	(4.30)[2]	6.10[2]	6.19[2]	2.83[2]	5.71
Net increase (decrease) from investment operations	(9.01)	(3.75)	6.81	6.75	3.35	6.02
Dividends and distributions from:
Net investment income	(0.40)	(0.68)	(0.90)	(0.62)	(0.48)	(0.51)
Net realized gain	(0.23)	(4.05)	(1.98)	(1.99)	—	—
Total dividends and distributions	(0.63)	(4.73)	(2.88)	(2.61)	(0.48)	(0.51)
Net asset value, end of period	$ 16.36	$ 26.00	$ 34.48	$ 30.55	$ 26.41	$ 23.54

Total Investment Return[3]
Based on net asset value	(35.17)%[4]	(12.23)%	24.20%	27.18%[5]	14.59%	34.00%

Ratios to Average Net Assets
Total expenses	1.08%[6]	1.04%	1.01%	1.02%	1.08%	1.08%
Net investment income	1.37%[6]	1.86%	2.27%	1.97%	2.07%	1.47%

Supplemental Data
Net assets, end of period (000)	$ 496,299	$ 1,007,433	$ 1,253,724	$ 961,207	$ 800,990	$ 559,530
Portfolio turnover	86%	122%	65%	81%	70%	75%

1 Based on average shares outstanding.
2 Includes a redemption fee, which is less than $0.01 per share.
3 Total investment returns exclude the effect of any sales charges.
4 Aggregate total investment return.
5 A portion of total investment return consists of payments by the previous investment advisor in order to resolve a regulatory issue relating to an investment, which increased the return by 0.21% .
6 Annualized.

See Notes to Financial Statements.

40 SEMI-ANNUAL REPORT

DECEMBER 31, 2008

Financial Highlights (continued)				BlackRock International Value Fund

			Investor A
	Six Months
	Ended
	December 31, 2008		Year Ended June 30,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 25.89	$ 34.33	$ 30.44	$ 26.33	$ 23.48	$ 17.98
Net investment income[1]	0.10	0.46	0.62	0.49	0.50	0.25
Net realized and unrealized gain (loss)	(9.10)[2]	(4.28)[2]	6.08[2]	6.16[2]	2.77[2]	5.70
Net increase (decrease) from investment operations	(9.00)	(3.82)	6.70	6.65	3.27	5.95
Dividends and distributions from:
Net investment income	(0.37)	(0.59)	(0.83)	(0.55)	(0.42)	(0.45)
Net realized gain	(0.23)	(4.03)	(1.98)	(1.99)	—	—
Total dividends and distributions	(0.60)	(4.62)	(2.81)	(2.54)	(0.42)	(0.45)
Net asset value, end of period	$ 16.29	$ 25.89	$ 34.33	$ 30.44	$ 26.33	$ 23.48

Total Investment Return[3]
Based on net asset value	(35.27)%[4]	(12.47)%	23.84%	26.84%[5]	14.29%	33.67%

Ratios to Average Net Assets
Total expenses	1.43%[6]	1.34%	1.30%	1.27%	1.33%	1.33%
Net investment income	0.99%[6]	1.55%	1.98%	1.75%	1.94%	1.20%

Supplemental Data
Net assets, end of period (000)	$ 214,255	$ 320,764	$ 390,547	$ 320,926	$ 254,207	$ 42,238
Portfolio turnover	86%	122%	65%	81%	70%	75%

1 Based on average shares outstanding.
2 Includes a redemption fee, which is less than $0.01 per share.
3 Total investment returns exclude the effect of sales charges.
4 Aggregate total investment return.
5 A portion of total investment return consists of payments by the previous investment advisor in order to resolve a regulatory issue relating to an investment, which increased the return by 0.17% .
6 Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

DECEMBER 31, 2008

41

Financial Highlights (continued)					BlackRock International Value Fund

			Investor B
	Six Months
	Ended
	December 31, 2008		Year Ended June 30,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 25.28	$ 33.60	$ 29.88	$ 25.94	$ 23.24	$ 17.84
Net investment income (loss)[1]	(0.02)	0.14	0.34	0.26	0.32	0.17
Net realized and unrealized gain (loss)	(8.90)[2]	(4.16)[2]	5.96[2]	6.07[2]	2.74[2]	5.57
Net increase (decrease) from investment operations	(8.92)	(4.02)	6.30	6.33	3.06	5.74
Dividends and distributions from:
Net investment income	(0.22)	(0.43)	(0.60)	(0.40)	(0.36)	(0.34)
Net realized gain	(0.23)	(3.87)	(1.98)	(1.99)	—	—
Total dividends and distributions	(0.45)	(4.30)	(2.58)	(2.39)	(0.36)	(0.34)
Net asset value, end of period	$ 15.91	$ 25.28	$ 33.60	$ 29.88	$ 25.94	$ 23.24

Total Investment Return[3]
Based on net asset value	(35.67)%[4]	(13.31)%	22.78%	25.84%[5]	13.45%	32.65%

Ratios to Average Net Assets
Total expenses	2.57%[6]	2.30%	2.15%	2.06%	2.12%	2.11%
Net investment income (loss)	(0.15)%[6]	0.47%	1.11%	0.95%	1.27%	0.81%

Supplemental Data
Net assets, end of period (000)	$ 33,860	$ 61,007	$ 90,447	$ 79,165	$ 62,261	$ 19,852
Portfolio turnover	86%	122%	65%	81%	70%	75%

1 Based on average shares outstanding.
2 Includes a redemption fee, which is less than $0.01 per share.
3 Total investment returns exclude the effect of sales charges.
4 Aggregate total investment return.
5 A portion of total investment return consists of payments by the previous investment advisor in order to resolve a regulatory issue relating to an investment, which increased the return by 0.21% .
6 Annualized.

See Notes to Financial Statements.

42 SEMI-ANNUAL REPORT

DECEMBER 31, 2008

Financial Highlights (continued)				BlackRock International Value Fund

			Investor C
	Six Months
	Ended
	December 31, 2008		Year Ended June 30,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 24.94	$ 33.24	$ 29.59	$ 25.72	$ 23.09	$ 17.70
Net investment income (loss)[1]	(0.01)	0.16	0.35	0.28	0.37	0.29
Net realized and unrealized gain (loss)	(8.78)[2]	(4.13)	5.90[2]	5.99[2]	2.65[2]	5.41
Net increase (decrease) from investment operations	(8.79)	(3.97)	6.25	6.27	3.02	5.70
Dividends and distributions from:
Net investment income	(0.24)	(0.45)	(0.62)	(0.41)	(0.39)	(0.31)
Net realized gain	(0.23)	(3.88)	(1.98)	(1.99)	—	—
Total dividends and distributions	(0.47)	(4.33)	(2.60)	(2.40)	(0.39)	(0.31)
Net asset value, end of period	$ 15.68	$ 24.94	$ 33.24	$ 29.59	$ 25.72	$ 23.09

Total Investment Return[3]
Based on net asset value	(35.67)%[4]	(13.32)%	22.82%	25.86%[5]	13.41%	32.58%

Ratios to Average Net Assets
Total expenses	2.57%[6]	2.31%	2.15%	2.06%	2.12%	2.14%
Net investment income (loss)	(0.15)%[6]	0.55%	1.15%	1.01%	1.45%	1.38%

Supplemental Data
Net assets, end of period (000)	$ 160,245	$ 262,573	$ 332,940	$ 244,931	$ 164,317	$ 38,608
Portfolio turnover	86%	122%	65%	81%	70%	75%

1 Based on average shares outstanding.
2 Includes a redemption fee, which is less than $0.01 per share.
3 Total investment returns exclude the effect of sales charges.
4 Aggregate total investment return.
5 A portion of total investment return consists of payments by the previous investment advisor in order to resolve a regulatory issue relating to an investment, which increased the return by 0.17% .
6 Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

DECEMBER 31, 2008

43

Financial Highlights (concluded)					BlackRock International Value Fund

			Class R
	Six Months
	Ended
	December 31, 2008		Year Ended June 30,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 25.61	$ 34.06	$ 30.24	$ 26.19	$ 23.39	$ 17.98
Net investment income[1]	0.06	0.39	0.55	0.50	0.50	0.52
Net realized and unrealized gain (loss)	(9.01)[2]	(4.27)[2]	6.02[2]	6.04[2]	2.70[2]	5.38
Net increase (decrease) from investment operations	(8.95)	(3.88)	6.57	6.54	3.20	5.90
Dividends and distributions from:
Net investment income	(0.33)	(0.57)	(0.77)	(0.50)	(0.40)	(0.49)
Net realized gain	(0.23)	(4.00)	(1.98)	(1.99)	—	—
Total dividends and distributions	(0.56)	(4.57)	(2.75)	(2.49)	(0.40)	(0.49)
Net asset value, end of period	$ 16.10	$ 25.61	$ 34.06	$ 30.24	$ 26.19	$ 23.39

Total Investment Return
Based on net asset value	(35.41)%[3]	(12.76)%	23.53%	26.52%[4]	14.03%	33.43%

Ratios to Average Net Assets
Total expenses	1.80%[5]	1.65%	1.57%	1.52%	1.58%	1.60%
Net investment income	0.63%[5]	1.35%	1.78%	1.76%	1.96%	2.34%

Supplemental Data
Net assets, end of period (000)	$ 44,692	$ 72,262	$ 60,258	$ 36,048	$ 16,951	$ 5,905
Portfolio turnover	86%	122%	65%	81%	70%	75%

[1] Based on average shares outstanding.
[2] Includes a redemption fee, which is less than $0.01 per share.
[3] Aggregate total investment return.
4 A portion of total investment return consists of payments by the previous investment advisor in order to resolve a regulatory issue relating to an investment, which increased the return of the Fund’s Class R Shares by 0.16% .
[5] Annualized.

See Notes to Financial Statements.

44 SEMI-ANNUAL REPORT

DECEMBER 31, 2008

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock EuroFund (“EuroFund”), BlackRock Global SmallCap Fund,
Inc. (“Global SmallCap”) and BlackRock International Value Fund
(“International Value”), a series of BlackRock International Value Trust
(the “Trust”) (referred to as the “Funds” or individually as the “Fund”), are registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as diversified, open-end management investment companies. The EuroFund and the Trust are organized as Massachusetts business trusts and Global SmallCap is organized as a Maryland cor-
poration. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of
America, which may require the use of management accruals and esti-
mates. Actual results may differ from these estimates. The Funds offer multiple classes of shares. Institutional Shares are sold only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Shares of Investor B and Investor C may be subject to a contingent deferred sales charge. Class R Shares are sold only to certain retirement plans. EuroFund’s Institutional 1 Shares were issued in connection with the Fund’s acquisition of The Europe Fund, Inc. on
November 6, 2006. Institutional 1 Shares generally were not available for purchase except for dividend and capital gain reinvestments for existing shareholders and automatically converted to Institutional Shares on May 7, 2007. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B, Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and
Investor B, Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution plan).

The following is a summary of significant accounting policies followed by the Fund:

Valuation of Securities: Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Short-term securities with maturities less than 60 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at net asset value each business day. Each Fund values its investments in Cash
Sweep Series and Money Market Series, each of the BlackRock Liquidity
Series, LLC, at fair value, which is ordinarily based upon their pro-rata ownership in the net assets of the underlying fund.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the option. Over-the-counter options are valued by an independent pricing service using a mathematical model which incorporates a number of market data factors, such as the trades and prices of the underlying securities.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board of Directors for EuroFund and Global
SmallCap and by the Board of Trustees for the Trust (individually the
“Board” or together the “Boards”) as reflecting fair value (“Fair Value
Assets”). When determining the price for Fair Value Assets, the invest-
ment advisor and/or sub-advisor seeks to determine the price that the
Funds might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is sub-
sequently reported to the respective Board or a committee thereof.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York Stock
Exchange (“NYSE”). The values of such securities used in computing the net assets of each Fund are determined as of such times. Foreign cur-
rency exchange rates will be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of each Fund’s net assets. If events (for example, a company announcement, market volatility or a natural disas-
ter) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board.
Foreign currency exchange contracts and forward foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

SEMI-ANNUAL REPORT

DECEMBER 31, 2008

45

Notes to Financial Statements (continued)

Derivative Financial Instruments: Each Fund may engage in various port-
folio investment strategies both to increase the return of the Funds and to hedge, or protect, its exposure to interest rate movements and move-
ments in the securities markets. Losses may arise if the value of the con-
tract decreases due to an unfavorable change in the price of the under-
lying security, or if the counterparty does not perform under the contract.

•Options — Each Fund may purchase and write call and put options.
A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time dur-
ing the option period.

When the Funds purchase (write) an option, an amount equal to the premium paid (received) by the Fund is reflected as an asset and an equivalent liability. The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from
(or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When the Funds write a call option, such option is “covered,” meaning that the Funds hold the underlying security subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation.
When the Funds write a put option, such option is covered by cash in an amount sufficient to cover the obligation. Certain call options are written as part of an arrangement where the counterparty to the transaction borrows the underlying security from the Funds in a securities lending transaction.

In purchasing and writing options, the Funds bear the market risk of an unfavorable change in the price of the underlying security.
Exercise of a written option could result in the Funds purchasing a security at a price different from the current market value. The Funds may execute transactions in both listed and over-the-counter options.
Transactions in certain over-the-counter options may expose the
Funds to the risk of default by the counterparty to the transaction.

•Forward currency contracts — A forward currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Each Fund may enter into foreign currency exchange contracts as a hedge against either specific trans-
actions or portfolio positions. Foreign currency exchange contracts, when used by the Fund, help to manage the overall exposure to the foreign currency backing some of the investments held by the Fund.
The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign cur-
rency contracts involves the risk that counterparties may not meet the terms of the agreement and market risk of unanticipated move-
ments in the value of a foreign currency relative to the US dollar.

Foreign Currency Transactions: Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

Each Fund reports foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such compo-
nents are treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission
(“SEC”) require that each Fund segregates assets in connection with certain investments (e.g., options, written options and forward foreign currency contracts), each Fund will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.
Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each Fund may also be required to deliver or deposit securities as collateral for certain invest-
ments (e.g., written options).

Investment Transactions and Investment Income: Investment trans-
actions are recorded on the dates the transactions are entered into
(the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Upon notification from issuers, some of the dividend income received from a real estate invest-
ment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income is recognized on the

46 SEMI-ANNUAL REPORT DECEMBER 31, 2008

Notes to Financial Statements (continued)

accrual basis. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by each
Fund are recorded on the ex-dividend dates.

Securities Lending: The Funds may lend securities to financial institu-
tions that provide cash or securities issued or guaranteed by the US government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is deter-
mined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. Where the
Funds receive securities as collateral for the loaned securities, they col-
lect a fee from the borrower. The Funds typically receive the income on the loaned securities but do not receive the income on the collateral.
Where the Funds receive cash collateral, they may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Funds may pay reasonable finder’s, lend-
ing agent, administrative and custodial fees in connection with their loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the
Funds could experience delays and costs in gaining access to the collat-
eral. The Funds also could suffer a loss where the value of the invested collateral falls below the market value of the borrowed securities either in the event of borrower default or in the event of losses on investments made with cash collateral. For the six months ended December 31,
2008, the Funds received only cash collateral for any securities loaned.

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment com-
panies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Each Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limita-
tions on each Fund’s US federal tax returns remains open for the years ended June 30, 2005 through June 30, 2007. The statutes of limitations on each Fund’s state and local tax returns may remain open for an addi-
tional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In March 2008, Statement of
Financial Accounting Standards No. 161, “Disclosures about Derivative

Instruments and Hedging Activities — an amendment of FASB Statement
No. 133” (“FAS 161”), was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for and how derivative instruments affect an entity’s results of operations and financial position.
FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the
Funds’ financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to each Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of each Fund are allocated daily to each class based on its relative net assets.

2. Investment Advisory Agreements and Other
Transactions with Affiliates:

Each Fund has entered into an Investment Advisory Agreement with
BlackRock Advisors, LLC, (the “Advisor”), an indirect, wholly owned sub-
sidiary of BlackRock, Inc., to provide investment advisory and admini-
stration services. Merrill Lynch & Co., Inc. (“Merrill Lynch”) and The PNC
Financial Services Group, Inc. (“PNC”) are the largest stockholders of
BlackRock, Inc. As of December 31, 2008, Merrill Lynch and PNC are
affiliates of BlackRock, Inc.

The Advisor is responsible for the management of each of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operation of each Fund. For such services, EuroFund and Global SmallCap pay the Advisor a monthly fee at an annual rate of 0.75% and 0.85%, respectively, on an annual basis of the average daily value of each Fund’s net assets. International Value pays the Advisor a monthly fee of 0.75%, on an annual basis, of the average daily value of the Fund’s net assets not exceeding $2 billion,
0.70% of the average daily value of the Fund’s net assets in excess of
$2 billion but not exceeding $4 billion and 0.65% of the average daily value of the Fund’s net assets in excess of $4 billion.

The Advisor, on behalf of EuroFund, has entered into a separate sub-
advisory agreement with BlackRock Investment Management, LLC
(“BIM”) and BlackRock Asset Management U.K. Limited, both affiliates of the Advisor, under which the Advisor pays each sub-advisor for servic-
es it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Fund to the Advisor.

The Advisor, on behalf of Global SmallCap, has entered into a separate sub-advisory agreement with BIM, under which the Advisor pays the

SEMI-ANNUAL REPORT

DECEMBER 31, 2008

47

Notes to Financial Statements (continued)

subadvisor for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Fund to the Advisor.

The Advisor, on behalf of International Value, has entered into a separate sub-advisory agreement with BlackRock Investment Management
International Limited, an affiliate of the Advisor, under which the Advisor pays the sub-advisor for services it provides, a monthly fee that is a per-
centage of the investment advisory fee paid by the Fund to the Advisor.

There was no increase in the aggregate fees paid by the Funds for these services.

Effective October 1, 2008, the Funds entered into a Distribution
Agreement and Distribution Plans with BlackRock Investments, Inc.
(“BII”), which replaced FAM Distributors, Inc. (“FAMD”) and BlackRock
Distributors, Inc. and its affiliates (“BDI”) (collectively, the “Distributor”)
as the sole distributor of the Funds. FAMD is a wholly owned subsidiary of
Merrill Lynch Group, Inc. BII and BDI are affiliates of BlackRock, Inc. The service and distribution fees did not change as a result of this transaction.

Pursuant to the Distribution Plans adopted by the Funds in accordance with Rule 12b-1 under the 1940 Act, each Fund pays the Distributor ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

	Service	Distribution
	Fee	Fee
Investor A	0.25%	—
Investor B	0.25%	0.75%
Investor C	0.25%	0.75%
Class R	0.25%	0.25%

Pursuant to sub-agreements with each Distributor, broker-dealers, includ-
ing Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), a
wholly owned subsidiary of Merrill Lynch, and the Distributor provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates the Distributor and each broker-dealer for providing shareholder servicing and/or distribution-related services to Investor A, Investor B, Investor C and Class R shareholders.

For the six months ended December 31, 2008, affiliates earned under-
writing discounts, direct commissions and dealer concessions on sales of the Funds’ Investor A Shares as follows:

Investor A
EuroFund	$ 4,204
Global SmallCap	$109,941
International Value	$ 49,296

For the six months ended December 31, 2008, affiliates received contin-
gent deferred sales charges relating to transactions in Investor B and
Investor C Shares as follows:

	Investor B	Investor C
EuroFund	$ 5,993	$ 3,924
Global SmallCap	$43,973	$35,278
International Value	$15,727	$10,632

Furthermore, affiliates received contingent deferred sales charges relat-
ing to transactions subject to front-end sales charge waivers as follows:

Investor A
EuroFund	$ 2,584
Global SmallCap	$ 1,581
International Value	$ 895

For the period November 1, 2007 to June 30, 2008, the Distributor earned underwriting discounts and direct commissions and affiliates earned dealer concessions on sales of EuroFund’s Investor A Shares, which totaled $19,673, and affiliates received contingent deferred sales charges of $7,727 and $11,859 relating to transactions in Investor B and Investor C Shares, respectively. Furthermore, affiliates received con-
tingent deferred sales charges of $1,887 relating to transactions subject to front-end sales charge waivers in Investor A Shares. These amounts include payments to Hilliard Lyons, which was considered an affiliate for a portion of the period.

For the year ended October 31, 2007, the Distributor earned underwriting discounts and direct commissions and affiliates earned dealer conces-
sions on sales of EuroFund’s Investor A Shares, which totaled $133,533 and affiliates received contingent deferred sales charges of $10,709 and
$8,752 relating to transactions in Investor B and C Shares, respectively.
Furthermore, affiliates received contingent deferred sales charges of
$607 relating to transactions subject to front-end sales charge waivers in Investor A Shares.

In addition, for the six months ended December 31, 2008, MLPF&S received commissions on the execution of portfolio transactions as follows:

Global SmallCap	$ 173,513
International Value	$ 1,741

Global SmallCap and EuroFund have received an exemptive order from the SEC permitting them to lend portfolio securities to MLPF&S or its affiliates. Pursuant to that order, the Funds have retained BIM as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Funds, invest cash collateral received by the Funds for such loans, among other

48 SEMI-ANNUAL REPORT

DECEMBER 31, 2008

Notes to Financial Statements (continued)

things, in a private investment company managed by the Advisor or in registered money market funds advised by the Advisor or its affiliates.
The share of income earned by the Funds on such investments is shown as securities lending — affiliated on the Statements of Operations. For the six months ended December 31, 2008, BIM received from Global
SmallCap and EuroFund $102,655 and $0, respectively, in securities lending agent fees.

PNC Global Investment Servicing (US) Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Advisor, serves as transfer agent and dividend disbursing agent. Each class of the Funds bear the costs of transfer agent fees associated with such respective classes. Transfer agency fees borne by each class of the Funds are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materi-
als for shareholders meetings, as well as per account and per transac-
tion fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Funds, 12b-1 fee calculation, check writing, anti-money launder-
ing services, and customer identification services.

Pursuant to written agreements, certain affiliates provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other admini-
strative services with respect to sub-accounts they service. For these services, these affiliates receive an annual fee per shareholder account which will vary depending on share class. For the six months ended
December 31, 2008, in return for these services, the Funds paid fees as follows:

EuroFund	$ 399,961
Global SmallCap	$1,314,002
International Value	$1,815,710

The Funds may earn income on positive cash balances in demand deposit accounts that are maintained by the transfer agent on behalf of the Funds. For the six months ended December 31, 2008, the Funds earned the following, which are included in income — affiliated in the
Statements of Operations:

EuroFund	$ 410
Global SmallCap	$ 471
International Value	$ 395

The Advisor maintains a call center, which is responsible for providing certain shareholder services to the Funds, such as responding to share-
holder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of
Fund shares. For the six months ended December 31, 2008, the follow-
ing amounts have been accrued by the Funds to reimburse the Advisor for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statements of Operations.

		Global	International
	EuroFund	SmallCap	Value
Institutional	$4,704	$1,985	$6,613
Investor A	$5,760	$3,552	$3,173
Investor B	$ 600	$1,373	$ 736
Investor C	$ 846	$4,889	$2,335
Class R	$ 30	$ 286	$ 411

For the six months ended December 31, 2008, each Fund reimbursed the Advisor for certain accounting services, which are included in accounting services in the Statements of Operations as follows:

Accounting
Services
EuroFund	$ 5,791
Global SmallCap	$ 7,809
International Value	$ 14,329

Certain officers and/or trustees of the Funds are officers and/or directors of BlackRock, Inc. or its affiliates. The Funds reimburse the
Advisor for compensation paid to the Funds’ Chief Compliance Officer.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended December 31, 2008 were as follows:

	Purchases	Sales
EuroFund	$ 350,851,992	$ 440,831,108
Global SmallCap	$ 603,460,083	$ 654,989,075
International Value	$1,049,603,008	$1,208,660,372

For Global SmallCap, transactions in options written for the six months ended December 31, 2008 were as follows:

		Premiums
	Contracts	Received
Outstanding call options written, beginning
of period	2,805	$2,808,881
Options written	3,851	108,604
Options closed	(92)	(371,172)
Options expired	(3,851)	(108,604)
Options exercised	(2,713)	(2,437,709)
Outstanding call options written, end of period	—	—

4. Short-Term Borrowings:

Each Fund, along with certain other funds managed by the Advisor and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders, which expired in November 2008 and was subse-
quently renewed until November 2009. Each Fund may borrow under the credit agreement to fund shareholder redemptions and for other

SEMI-ANNUAL REPORT

DECEMBER 31, 2008

49

Notes to Financial Statements (continued)

lawful purposes other than for leverage. Each Fund may borrow up to the maximum amount allowable under each Fund’s current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. The Fund paid its pro rata share of a
0.02% upfront fee on the aggregate commitment amount based on its net assets as of October 31, 2008. Each Fund pays a commitment fee of 0.08% per annum based on each Fund’s pro rata share of the unused portion of the credit agreement, which is included in miscella-
neous in the Statements of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to the higher of the
(a) federal funds effective rate and (b) reserve adjusted one month
LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the
CDX Index (as defined in the credit agreement) in effect from time to time. The Funds did not borrow under the credit agreement during the six months ended December 31, 2008.

5. Capital Loss Carryforward:

EuroFund

As of June 30, 2008, the Fund had a capital loss carryforward of
$4,079,201, all of which expires in 2009. This amount will be available to offset future realized capital gains.

International Value

As of June 30, 2008, the Fund had a capital loss carryforward of
$10,936,387, all of which expires in 2010. This amount will be available to offset future realized capital gains.

6. Acquisition of The Europe Fund, Inc.:

EuroFund

On November 6, 2006, the Fund acquired substantially all of the assets and assumed substantially all of the liabilities of The Europe Fund, Inc., pursuant to a plan of reorganization. The acquisition was accomplished by a tax-free exchange of 10,066,319 shares of common stock of The
Europe Fund, Inc. for 5,532,829 shares of common stock of the Fund.
The Europe Fund, Inc.’s net assets on that date of $113,021,126, including $152,626 of distributions in excess of net investment income,
$141,914 of accumulated net realized losses and $8,113,020 of net unrealized appreciation were combined with those of the Fund. The
Fund’s aggregate net assets immediately after the acquisition amounted to $1,001,508,858.

7. Geographic Concentration, Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the mar-
ket (market risk) or failure of the issuer of a security to meet all of its obligations (credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the companies whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and inter-
est rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the
Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counter-
parties. The extent of the Funds’ exposure to credit and counterparty risks with respect to these financial assets approximates their value as recorded in the Funds’ Statement of Assets and Liabilities.

EuroFund

The Fund invests from time to time a substantial amount of its assets in issuers located in a single country or a limited number of countries. Please see the Schedule of Investments for concentrations in specific countries.

As of December 31, 2008, the Funds had the following industry classi-
fications as a percent of long-term investments:

		Global International
Industry	EuroFund SmallCap		Value
Commercial Banks	10%	5%	11%
Insurance	9	7	9
Oil, Gas & Consumable Fuels	11	3	9
Food Products	7	2	5
Pharmaceuticals	13	4	9
Metals & Mining	4	3	6
Wireless Telecommunication Services	5	—	7
Diversified Telecommunication
Services	6	—	3
Aerospace & Defense	4	1	2
Electric Utilities	4	—	3
Machinery	4	3	—
Capital Markets	2	1	3
Multi-Utilities	4	—	2
Semiconductors &
Semiconductor Equipment	—	6	—
Software	—	4	2
Automobiles	2	—	3
Chemicals	—	3	2
Construction & Engineering	2	1	2
Real Estate Investment Trusts (REITs)	—	5	—
Tobacco	3	—	2
Commercial Services & Supplies	—	3	1
Communications Equipment	1	3	—
Diversified Financial Services	1	2	1
Health Care Equipment & Supplies	—	3	1

50 SEMI-ANNUAL REPORT

DECEMBER 31, 2008

Notes to Financial Statements (continued)

		Global International					Global International
Industry (continued)	EuroFund SmallCap		Value	Industry (concluded)		EuroFund SmallCap		Value
Air Freight & Logistics	2%	—	1%	Road & Rail		—	1%	1%
Airlines	—	3%	—	Beverages		—	1	—
Containers & Packaging	—	3	—	Biotechnology		—	1	—
Household Durables	1	1	2	Building Products		—	—	1
Media	1	2	1	Computers & Peripherals		—	—	1
Textiles, Apparel & Luxury Goods	1	2	1	Distributors		—	1	—
Food & Staples Retailing	1	1	1	Electrical Equipment		—	1	—
Internet Software & Services	—	3	—	Electronic Equipment &
Multiline Retail	1	1	1	Instruments		—	—	1
Real Estate Management &				Energy Equipment & Services		—	1	—
Development	—	1	2	Health Care Technology		—	1	—
Specialty Retail	—	3	—	Hotels, Restaurants & Leisure		—	1	—
Auto Components	—	1	1	Mutual Funds		—	1	—
Exchange-Traded Funds	—	2	—	Professional Services		—	1	—
Health Care Providers & Services	—	2	—	Thrifts & Mortgage Finance		—	1	—
Industrial Conglomerates	—	1	1	Transportation Infrastructure		—	1	—
Life Sciences Tools & Services	—	2	—	Water Utilities		—	1	—
Paper & Forest Products	1	—	1	Trading Companies & Distributors		—	—	1

8. Capital Share Transactions:
Transactions in shares for each class were as follows:
EuroFund
	Six Months Ended			Period November 1, 2007			Year Ended
	December 31, 2008			to June 30, 2008		October 31, 2007
	Shares		Amount	Shares	Amount	Shares		Amount
Institutional
Shares sold	992,704	$ 11,835,545		1,124,949	$ 22,605,588	7,263,929	$ 168,689,472
Shares issued to shareholders in reinvestment
of dividends and distributions	1,293,422		12,259,844	2,580,306	51,297,021	1,537,937		31,589,732
Total issued	2,286,126		24,095,389	3,705,255	73,902,609	8,801,866	200,279,204
Shares redeemed	(3,556,953)		(48,022,596)	(2,653,936)	(51,428,242)	(9,064,709)	(204,000,880)
Net increase (decrease)	(1,270,827)	$ (23,927,207)		1,051,319	$ 22,474,367	(262,843)	$ (3,721,676)

						Period November 6, 2006[1]
						to May 7, 2007[2]
						Shares		Amount
Institutional 1
Shares sold						1,493	$ 43,112
Shares issued as a result of reorganization						5,532,829	113,021,126
Shares issued to shareholders in reinvestment of dividends and distributions						169		3,664
Total issued						5,534,491	113,067,902
Shares redeemed						(5,534,491)	(127,809,960)
Net decrease						—	$ (14,742,058)

1 Prior to November 6, 2006 (commencement of operations), the Fund issued 5 shares to BDI for $100.
2 On May 7, 2007, Institutional 1 Shares converted to Institutional Shares.

SEMI-ANNUAL REPORT

DECEMBER 31, 2008

51

Notes to Financial Statements (continued)

	Six Months Ended		Period November 1, 2007		Year Ended
	December 31, 2008		to June 30, 2008		October 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount
Investor A
Shares sold	556,343	$ 7,370,226	1,320,671	$ 25,449,638	3,006,721	$ 67,212,029
Shares issued to shareholders in reinvestment
of dividends and distributions	2,088,623	19,462,176	3,863,256	75,607,215	1,914,464	38,843,557
Total issued	2,644,966	26,832,402	5,183,927	101,056,853	4,921,185	106,055,586
Shares redeemed	(3,822,485)	(48,809,839)	(2,962,815)	(56,738,897)	(3,052,717)	(68,860,817)
Net increase (decrease)	(1,177,519)	$ (21,977,437)	2,221,112	$ 44,317,956	1,868,468	$ 37,194,769

Investor B
Shares sold	44,984	$ 483,897	111,071	$ 1,852,769	436,237	$ 8,367,613
Shares issued to shareholders in reinvestment
of dividends and distributions	94,382	724,752	404,759	6,585,620	336,659	5,871,474
Total issued	139,366	1,208,649	515,830	8,438,389	772,896	14,239,087
Shares redeemed	(511,090)	(5,756,954)	(1,152,334)	(18,366,726)	(1,958,575)	(37,244,713)
Net decrease	(371,724)	$ (4,548,305)	(636,504)	$ (9,928,337)	(1,185,679)	$ (23,005,626)

Investor C
Shares sold	121,316	$ 1,230,115	350,622	$ 5,483,909	911,338	$ 16,922,267
Shares issued to shareholders in reinvestment
of dividends and distributions	432,215	3,021,002	929,042	14,047,301	383,571	6,348,265
Total issued	553,531	4,251,117	1,279,664	19,531,210	1,294,909	23,270,532
Shares redeemed	(976,273)	(10,211,580)	(1,004,344)	(14,785,963)	(598,396)	(11,062,232)
Net increase (decrease)	(422,742)	$ (5,960,463)	275,320	$ 4,745,247	696,513	$ 12,208,300

Class R
Shares sold	79,646	$ 805,701	81,027	$ 1,267,243	156,930	$ 3,096,905
Shares issued to shareholders in reinvestment
of dividends and distributions	36,290	269,269	56,836	909,947	13,571	235,197
Total issued	115,936	1,074,970	137,863	2,177,190	170,501	3,332,102
Shares redeemed	(80,591)	(916,521)	(83,269)	(1,306,016)	(59,021)	(1,155,218)
Net increase	35,345	$ 158,449	54,594	$ 871,174	111,480	$ 2,176,884

There is a 2% redemption fee on shares redeemed or exchanged that have been held 30 days or less. The redemption fees are collected and retained by the Fund for the benefit of the remaining shareholders. The redemption fees are recorded as a credit to paid-in capital. There was a 2% redemption fee on redemptions of Institutional 1 Shares made prior to May 7, 2007.

52 SEMI-ANNUAL REPORT

DECEMBER 31, 2008

Notes to Financial Statements (continued)

Global SmallCap
	Six Months Ended		Year Ended
	December 31, 2008		June 30, 2008
	Shares	Amount	Shares	Amount
Institutional
Shares sold	1,852,586	$ 34,378,492	4,731,841	$ 122,650,275
Shares issued to shareholders in reinvestment of dividends
and distributions	1,292,842	25,210,490	2,205,883	57,683,519
Total issued	3,145,428	59,588,982	6,937,724	180,333,794
Shares redeemed	(3,485,250)	(60,495,155)	(4,668,644)	(120,441,102)
Net increase (decrease)	(339,822)	$ (906,173)	2,269,080	$ 59,892,692

Investor A
Shares sold	1,923,400	$ 34,398,098	3,864,190	$ 95,563,922
Shares issued to shareholders in reinvestment of dividends
and distributions	1,164,477	22,369,622	1,825,450	47,131,354
Total issued	3,087,877	56,767,720	5,689,640	142,695,276
Shares redeemed	(2,731,567)	(46,888,392)	(3,563,083)	(90,235,404)
Net increase	356,310	$ 9,879,328	2,126,557	$ 52,459,872

Investor B
Shares sold	172,091	$ 2,852,680	254,522	$ 6,310,737
Shares issued to shareholders in reinvestment of distributions	311,301	5,727,939	681,940	16,969,452
Total issued	483,392	8,580,619	936,462	23,280,189
Shares redeemed	(1,028,883)	(17,327,081)	(1,697,021)	(41,675,519)
Net decrease	(545,491)	$ (8,746,462)	(760,559)	$ (18,395,330)

Investor C
Shares sold	1,953,781	$ 31,189,356	3,694,837	$ 88,841,367
Shares issued to shareholders in reinvestment of dividends
and distributions	1,806,330	32,279,164	3,155,476	76,488,950
Total issued	3,760,111	63,468,520	6,850,313	165,330,317
Shares redeemed	(3,961,137)	(63,175,121)	(5,042,446)	(121,212,452)
Net increase (decrease)	(201,026)	$ 293,399	1,807,867	$ 44,117,865

Class R
Shares sold	546,148	$ 9,416,454	1,214,158	$ 30,518,717
Shares issued to shareholders in reinvestment of dividends
and distributions	195,376	3,600,783	263,876	6,568,394
Total issued	741,524	13,017,237	1,478,034	37,087,111
Shares redeemed	(402,309)	(6,712,922)	(686,550)	(16,827,806)
Net increase	339,215	$ 6,304,315	791,484	$ 20,259,305

There is a 2% redemption fee on shares redeemed or exchanged that have been held for 30 days or less. The redemption fees are collected and retained by the Fund for the benefit of the remaining shareholders. The redemption fees are recorded as a credit to paid-in capital.

SEMI-ANNUAL REPORT

DECEMBER 31, 2008

53

Notes to Financial Statements (concluded)

International Value
	Six Months Ended		Year Ended
	December 31, 2008		June 30, 2008
	Shares	Amount	Shares	Amount
Institutional
Shares sold	3,581,410	$ 61,901,948	12,656,577	$ 358,348,801
Shares issued to shareholders in reinvestment of dividends
and distributions	936,953	19,345,512	5,510,169	164,120,647
Total issued	4,518,363	81,247,460	18,166,746	522,469,448
Shares redeemed	(12,929,088)	(263,760,036)	(15,787,157)	(460,665,669)
Net increase (decrease)	(8,410,725)	$ (182,512,576)	2,379,589	$ 61,803,779

Investor A
Shares sold	2,184,654	$ 41,192,436	2,247,426	$ 65,894,583
Shares issued to shareholders in reinvestment of dividends
and distributions	344,649	7,089,290	1,683,305	49,935,359
Total issued	2,529,303	48,281,726	3,930,731	115,829,942
Shares redeemed	(1,762,601)	(33,377,768)	(2,916,214)	(87,067,956)
Net increase	766,702	$ 14,903,958	1,014,517	$ 28,761,986

Investor B
Shares sold	337,482	$ 6,322,325	862,525	$ 25,046,767
Shares issued to shareholders in reinvestment of dividends
and distributions	48,841	984,616	375,153	10,913,993
Total issued	386,323	7,306,941	1,237,678	35,960,760
Shares redeemed	(671,523)	(12,630,322)	(1,515,907)	(43,511,361)
Net decrease	(285,200)	$ (5,323,381)	(278,229)	$ (7,550,601)

Investor C
Shares sold	1,774,286	$ 32,533,660	3,112,700	$ 87,882,423
Shares issued to shareholders in reinvestment of dividends
and distributions	228,224	4,534,691	1,450,506	41,654,731
Total issued	2,002,510	37,068,351	4,563,206	129,537,154
Shares redeemed	(2,311,859)	(42,957,892)	(4,050,173)	(114,252,015)
Net increase (decrease)	(309,349)	$ (5,889,541)	513,033	$ 15,285,139

Class R
Shares sold	747,386	$ 14,718,632	1,876,989	$ 55,186,340
Shares issued to shareholders in reinvestment of dividends
and distributions	79,856	1,625,856	347,664	10,213,924
Total issued	827,242	16,344,488	2,224,653	65,400,264
Shares redeemed	(872,992)	(15,952,813)	(1,172,529)	(33,545,010)
Net increase (decrease)	(45,750)	$ 391,675	1,052,124	$ 31,855,254

There is a 2% redemption fee on shares redeemed or exchanged that have been held for 30 days or less. The redemption fees are collected and retained by the Fund for the benefit of the remaining shareholders. The redemption fees are recorded as a credit to paid-in capital.

9. Subsequent Event:

On January 1, 2009, Bank of America Corporation announced that it had completed its acquisition of Merrill Lynch, one of the largest stockholders of BlackRock, Inc.

54 SEMI-ANNUAL REPORT

DECEMBER 31, 2008

Officers and Directors/Trustees

Robert M. Hernandez, Chairman of the Board, Director/Trustee and
Member of the Audit Committee
Fred G. Weiss, Vice Chair of the Board, Chairman of the Audit Committee
and Director/Trustee
James H. Bodurtha, Director/Trustee
Bruce R. Bond, Director/Trustee
Donald W. Burton, Director/Trustee
Richard S. Davis, Fund President1 and Director/Trustee
Stuart E. Eizenstat, Director/Trustee
Laurence D. Fink, Director/Trustee
Kenneth A. Froot, Director/Trustee
Henry Gabbay, Director/Trustee
John F. O’Brien, Director/Trustee
Roberta Cooper Ramo, Director/Trustee
Jean Margo Reid, Director/Trustee
David H. Walsh, Director/Trustee
Richard R. West, Director/Trustee and Member of the Audit Committee
Donald C. Burke, Fund President2 and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian . Kindelan, Chief Compliance Officer of the Fund
Howard B. Surloff, Secretary

Custodian
Brown Brothers Harriman & Co.
Boston, MA 02109

Transfer Agent
PNC Global Investment Servicing (U.S.) Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public
Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019

1 Fund President of BlackRock EuroFund.
2 Fund President of BlackRock Global SmallCap Fund, Inc. and BlackRock
International Value Fund.

SEMI-ANNUAL REPORT

DECEMBER 31, 2008

55

Additional Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on appli-
cations, forms or other documents; (ii) information about your trans-
actions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-
public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including pro-
cedures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Funds’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or
Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at
http://www.blackrock.com/edelivery

2) Click on the applicable link and follow the steps to sign up

3) Log into your account

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available
(1) without charge, upon request, by calling toll-free (800) 441-7762;
(2) at www.blackrock.com; and (3) on the Securities and Exchange
Commission’s (the “SEC”) website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds vote proxies relating to securities held in the Funds’ portfolio during the most recent 12-month period ended June 30 is available upon request and without charge
(1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

56 SEMI-ANNUAL REPORT

DECEMBER 31, 2008

Additional Information (concluded)

Availability of Additional Information (concluded)

Availability of Quarterly Portfolio Schedules

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’
Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference
Room in Washington, D.C. Information on the operation of the Public
Reference Room may be obtained by calling (800) SEC-0330. The
Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds at (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST to get infor-
mation about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional,
Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

SEMI-ANNUAL REPORT

DECEMBER 31, 2008

57

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds
BlackRock All-Cap Energy & Resources Portfolio	BlackRock Global Opportunities Portfolio	BlackRock Mid-Cap Value Equity Portfolio
BlackRock Asset Allocation Portfolio†	BlackRock Global SmallCap Fund	BlackRock Mid Cap Value Opportunities Fund
BlackRock Aurora Portfolio	BlackRock Health Sciences Opportunities Portfolio	BlackRock Natural Resources Trust
BlackRock Balanced Capital Fund†	BlackRock Healthcare Fund	BlackRock Pacific Fund
BlackRock Basic Value Fund	BlackRock Index Equity Portfolio*	BlackRock Science & Technology
BlackRock Capital Appreciation Portfolio	BlackRock International Fund	Opportunities Portfolio
BlackRock Energy & Resources Portfolio	BlackRock International Diversification Fund	BlackRock Small Cap Core Equity Portfolio
BlackRock Equity Dividend Fund	BlackRock International Index Fund	BlackRock Small Cap Growth Equity Portfolio
BlackRock EuroFund	BlackRock International Opportunities Portfolio	BlackRock Small Cap Growth Fund II
BlackRock Focus Growth Fund	BlackRock International Value Fund	BlackRock Small Cap Index Fund
BlackRock Focus Value Fund	BlackRock Large Cap Core Fund	BlackRock Small Cap Value Equity Portfolio*
BlackRock Fundamental Growth Fund	BlackRock Large Cap Core Plus Fund	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Global Allocation Fund†	BlackRock Large Cap Growth Fund	BlackRock S&P 500 Index Fund
BlackRock Global Dynamic Equity Fund	BlackRock Large Cap Value Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Global Emerging Markets Fund	BlackRock Latin America Fund	BlackRock Utilities and Telecommunications Fund
BlackRock Global Financial Services Fund	BlackRock Mid-Cap Growth Equity Portfolio	BlackRock Value Opportunities Fund
BlackRock Global Growth Fund

Fixed Income Funds
BlackRock Emerging Market Debt Portfolio	BlackRock Inflation Protected Bond Portfolio	BlackRock Short-Term Bond Fund
BlackRock Enhanced Income Portfolio	BlackRock Intermediate Bond Portfolio II	BlackRock Strategic Income Portfolio
BlackRock GNMA Portfolio	BlackRock Intermediate Government	BlackRock Total Return Fund
BlackRock Government Income Portfolio	Bond Portfolio	BlackRock Total Return Portfolio II
BlackRock High Income Fund	BlackRock International Bond Portfolio	BlackRock World Income Fund
BlackRock High Yield Bond Portfolio	BlackRock Long Duration Bond Portfolio
BlackRock Income Portfolio	BlackRock Low Duration Bond Portfolio
BlackRock Income Builder Portfolio	BlackRock Managed Income Portfolio

Municipal Bond Funds
BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Intermediate Municipal Fund	BlackRock New York Municipal Bond Fund
BlackRock California Insured Municipal Bond Fund	BlackRock Kentucky Municipal Bond Portfolio	BlackRock Ohio Municipal Bond Portfolio
BlackRock Delaware Municipal Bond Portfolio	BlackRock Municipal Insured Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock Florida Municipal Bond Fund	BlackRock National Municipal Fund	BlackRock Short-Term Municipal Fund
BlackRock High Yield Municipal Fund	BlackRock New Jersey Municipal Bond Fund

Target Risk & Target Date Funds
BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios
Conservative Prepared Portfolio	Prepared Portfolio 2010	Prepared Portfolio 2030
Moderate Prepared Portfolio	Prepared Portfolio 2015	Prepared Portfolio 2035
Growth Prepared Portfolio	Prepared Portfolio 2020	Prepared Portfolio 2040
Aggressive Growth Prepared Portfolio	Prepared Portfolio 2025	Prepared Portfolio 2045
Prepared Portfolio 2050
* See the prospectus for information on specific limitations on investments in the fund.
† Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at
www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.

58 SEMI-ANNUAL REPORT

DECEMBER 31, 2008

This report is not authorized for use as an offer of sale or a solicita-
tion of an offer to buy shares of the Funds unless accompanied or preceded by the Funds’ current prospectus. Past performance
results shown in this report should not be considered a representa-
tion of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other informa-
tion herein are as dated and are subject to change.

Investment in foreign securities involves special risks including fluctuating foreign exchange rates, foreign government regulations, differing degrees of liquidity and the possibility of substantial volatility due to adverse political, economic or other developments.

BlackRock EuroFund
BlackRock Global SmallCap Fund, Inc.
BlackRock International Value Fund
100 Bellevue Parkway
Wilmington, DE 19809

#EFGSCIV-SAR-12/08

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under
Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous
Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies –
Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated
Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance
Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s
Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule
30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-
3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock International Value Fund of BlackRock International Value Trust

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock International Value Fund of BlackRock International Value Trust

Date: February 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock International Value Fund of BlackRock International Value Trust

Date: February 23, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock International Value Fund of BlackRock International Value Trust

Date: February 23, 2009